UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05888
SMALLCAP World Fund, Inc.
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class A
| SMCWX
for the year ended September 30, 2025
This annual shareholder report contains important information about SMALLCAP World Fund

(the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 106	1.03%
Management's discussion of fund performance
The fund’s Class A shares gained 6.62% for the year ended September 30, 2025. That result compares with a 12.82% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class A (with sales charge) *	0.50%	3.80%	8.29%
SMALLCAP World Fund — Class A (without sales charge) *	6.62%	5.04%	8.93%
MSCI ACWI IMI Index †	16.79%	13.30%	11.63%
MSCI All Country World Small Cap Index †	12.82%	11.37%	9.48%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-035-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class C
| SCWCX
for the year ended September 30, 2025
This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 183	1.78%
Management's discussion of fund performance
The fund’s Class C shares gained 5.84% for the year ended September 30, 2025. That result compares with a 12.82% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class C (with sales charge) *	4.84%	4.26%	8.26%
SMALLCAP World Fund — Class C (without sales charge) *	5.84%	4.26%	8.26%
MSCI ACWI IMI Index †	16.79%	13.30%	11.63%
MSCI All Country World Small Cap Index †	12.82%	11.37%	9.48%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%
Portfolio holdings by sector
(percent of net assets)
Availability of additional info
rmat
ion
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only
one
copy
of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-035-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class T
| TSFFX
for the year ended September 30, 2025
This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 79	0.76%
Management's discussion of fund performance
The fund’s Class T shares gained 6.91% for the year ended September 30, 2025. That result compares with a 12.82% gain for the MSCI All Country World Small Cap Index.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
SMALLCAP World Fund — Class T (with sales charge) 2	4.24%	4.78%	8.45%
SMALLCAP World Fund — Class T (without sales charge) 2	6.91%	5.31%	8.77%
MSCI ACWI IMI Index 3	16.79%	13.30%	11.32%
MSCI All Country World Small Cap Index 3	12.82%	11.37%	8.64%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to
shareholders with
multiple
accounts at the s
ame
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-035-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class F-1
| SCWFX
for the year ended September 30, 2025
This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(
base
d on a hypothetical $10,000 inve
stm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 112	1.08%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 6.58% for the year ended September 30, 2025. That result compares with a 12.82% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class F-1 *	6.58%	5.00%	8.89%
MSCI ACWI IMI Index †	16.79%	13.30%	11.63%
MSCI All Country World Small Cap Index †	12.82%	11.37%	9.48%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with
multiple
accounts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-035-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class F-2
| SMCFX
for the year ended September 30, 2025
This annual shareholder report contains important information about SMALLCAP World Fund

(the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 80	0.77%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 6.92% for the year ended Septembe
r 30
, 2025. That r
esu
lt compares with a 12.82% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class F-2 *	6.92%	5.32%	9.22%
MSCI ACWI IMI Index †	16.79%	13.30%	11.63%
MSCI All Country World Small Cap Index †	12.82%	11.37%	9.48%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%
Portfolio holdings by sec
to
r
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder
document
s
will
be
mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of re ceipt
by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-035-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class F-3
| SFCWX
for the year ended September 30, 2025
This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 67	0.65%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 7.04% for the year ended September 30, 2025. That result compares with a 12.82% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
SMALLCAP World Fund — Class F-3 2	7.04%	5.43%	9.14%
MSCI ACWI IMI Index 3	16.79%	13.30%	11.44%
MSCI All Country World Small Cap Index 3	12.82%	11.37%	8.75%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-035-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class 529-A
| CSPAX
for the year ended September 30, 2025
This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 108	1.05%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 6.63% for the year ended September 30, 2025. That result compares with a 12.82% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class 529-A (with sales charge) *	2.88%	4.27%	8.50%
SMALLCAP World Fund — Class 529-A (without sales charge) *	6.63%	5.01%	8.88%
MSCI ACWI IMI Index †	16.79%	13.30%	11.63%
MSCI All Country World Small Cap Index †	12.82%	11.37%	9.48%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%
Portfolio holdings by sector
(percent of net assets)
Availability of additional inform
at
i
on
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses,
only
one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-035-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class 529-C
| CSPCX
for the year ended September 30, 2025
This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 186	1.81%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 5.80% for the year ended September 30, 2025. That result compares with a 12.82% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class 529-C (with sales charge) *	4.80%	4.21%	8.47%
SMALLCAP World Fund — Class 529-C (without sales charge) *	5.80%	4.21%	8.47%
MSCI ACWI IMI Index †	16.79%	13.30%	11.63%
MSCI All Country World Small Cap Index †	12.82%	11.37%	9.48%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%
Portfolio holdings by sector
(percent of net assets)
Availability
of
additional
info
rmation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-035-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class 529-E
| CSPEX
for the year ended September 30, 2025
This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 130	1.26%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 6.40% for the year ended September 30, 2025. That result compares with a 12.82% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class 529-E *	6.40%	4.80%	8.66%
MSCI ACWI IMI Index †	16.79%	13.30%	11.63%
MSCI All Country World Small Cap Index †	12.82%	11.37%	9.48%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of r eceipt
by C
apita
l G
roup
or your financial intermediary.
Lit. No. MF5EARX-035-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class 529-T
| TWSFX
for the year ended September 30, 2025
This annual shareholder report contains important info
rm
ation about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical
$10
,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 86	0.83%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 6.85% for the year ended September 30, 2025. That result compares with a 12.82% gain for the MSCI All Country World Small Cap Index.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
SMALLCAP World Fund — Class 529-T (with sales charge) 2	4.18%	4.72%	8.39%
SMALLCAP World Fund — Class 529-T (without sales charge) 2	6.85%	5.26%	8.71%
MSCI ACWI IMI Index 3	16.79%	13.30%	11.32%
MSCI All Country World Small Cap Index 3	12.82%	11.37%	8.64%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect t
he de
duction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%
Portfolio holdings by sector
(perce
n
t of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-035-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class 529-F-1
| CSPFX
for the year ended September 30, 2025
This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 93	0.90%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 6.76% for the year ended September 30, 2025. That result compares with a 12.82% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer
to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class 529-F-1 *	6.76%	5.20%	9.10%
MSCI ACWI IMI Index †	16.79%	13.30%	11.63%
MSCI All Country World Small Cap Index †	12.82%	11.37%	9.48%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expens
es. Inv
estors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%
Portfolio holdings by sector
(per
ce
nt of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-035-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOL
DER
REPORT
SMALLCAP World Fund
®
Class 529-F-2
| FSWFX
for the year ended September 30, 2025
This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 79	0.76%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 6.91% for the year ended September 30, 2025. That result compares with a 12.82% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
SMALLCAP World Fund — Class 529-F-2 2	6.91%	5.64%
MSCI ACWI IMI Index 3	16.79%	14.05%
MSCI All Country World Small Cap Index 3	12.82%	11.58%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%
Portfolio holdings by sector
(percent
of
net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-035-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class 529-F-3
| FSFWX
for the year ended September 30, 2025
This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 inve
stm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 72	0.70%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 6.98% for the year ended September 30, 2025. That result compares with a 12.82% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
SMALLCAP World Fund — Class 529-F-3 2	6.98%	5.69%
MSCI ACWI IMI Index 3	16.79%	14.05%
MSCI All Country World Small Cap Index 3	12.82%	11.58%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee wa
iv
ers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be m ailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-035-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class R-1
| RSLAX
for the year ended September 30, 2025
This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 180	1.75%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 5.88% for the year ended September 30, 2025. That result compares with a 12.82% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class R-1 *	5.88%	4.29%	8.13%
MSCI ACWI IMI Index †	16.79%	13.30%	11.63%
MSCI All Country World Small Cap Index †	12.82%	11.37%	9.48%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-035-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class R-2
| RSLBX
for the year ended September 30, 2025
This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 180	1.75%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 5.86% for the year ended September 30, 2025. That result compares with a 12.82% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class R-2 *	5.86%	4.28%	8.14%
MSCI ACWI IMI Index †	16.79%	13.30%	11.63%
MSCI All Country World Small Cap Index †	12.82%	11.37%	9.48%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-035-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class R-2E
| RSEBX
for the year ended September 30, 2025
This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 149	1.45%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 6.18% for the year ended September 30, 2025. That result compares with a 12.82% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class R-2E *	6.18%	4.59%	8.47%
MSCI ACWI IMI Index †	16.79%	13.30%	11.63%
MSCI All Country World Small Cap Index †	12.82%	11.37%	9.48%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-035-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class R-3
| RSLCX
for the year ended September 30, 2025
This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 134	1.30%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 6.35% for the year ended September 30, 2025. That result compares with a 12.82% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class R-3 *	6.35%	4.75%	8.63%
MSCI ACWI IMI Index †	16.79%	13.30%	11.63%
MSCI All Country World Small Cap Index †	12.82%	11.37%	9.48%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-035-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class R-4
| RSLEX
for the year ended September 30, 2025
This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 103	1.00%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 6.67% for the year ended September 30, 2025. That result compares with a 12.82% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class R-4 *	6.67%	5.07%	8.95%
MSCI ACWI IMI Index †	16.79%	13.30%	11.63%
MSCI All Country World Small Cap Index †	12.82%	11.37%	9.48%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-035-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class R-5E
| RSLDX
for the year ended September 30, 2025
This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 83	0.80%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 6.89% for the year ended September 30, 2025. That result compares with a 12.82% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
SMALLCAP World Fund — Class R-5E 2	6.89%	5.28%	8.81%
MSCI ACWI IMI Index 3	16.79%	13.30%	10.98%
MSCI All Country World Small Cap Index 3	12.82%	11.37%	8.99%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-035-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class R-5
| RSLFX
for the year ended September 30, 2025
This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 72	0.70%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 6.98% for the year ended September 30, 2025. That result compares with a 12.82% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class R-5 *	6.98%	5.38%	9.28%
MSCI ACWI IMI Index †	16.79%	13.30%	11.63%
MSCI All Country World Small Cap Index †	12.82%	11.37%	9.48%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-035-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class R-6
| RLLGX
for the year ended September 30, 2025
This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 67	0.65%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 7.04% for the year ended September 30, 2025. That result compares with a 12.82%
gain
for
the
MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime
, please refer
to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class R-6 *	7.04%	5.44%	9.34%
MSCI ACWI IMI Index †	16.79%	13.30%	11.63%
MSCI All Country World Small Cap Index †	12.82%	11.37%	9.48%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%
Portfolio holdings by sector
(percent of net assets)
Availability of
additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-035-1125 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Joseph J. Bonner, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
September 30, 2025	250,000	11,000	68,000	None
September 30, 2024	387,000	11,000	64,000	None
Adviser and Affiliates2
September 30, 2025	Not Applicable	1,697,000	4000	72,000
September 30, 2024	Not Applicable	2,550,000	None	11000
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
September 30, 2025	1,852,000
September 30, 2024	2,637,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

SMALLCAP World Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended September 30, 2025
Lit. No. MFGEFP4-035-1125 © 2025 Capital Group. All rights reserved.

Investment portfolio September 30, 2025

Common stocks 95.18%	Shares	Value (000)
Industrials 24.15%
Comfort Systems USA, Inc.	1,306,927	$1,078,450
Diploma PLC (a)	10,369,406	739,825
Bombardier, Inc., Class B (b)	3,262,578	457,211
Crane Co.	2,293,047	422,242
Babcock International Group PLC	21,322,088	381,392
ATI, Inc. (b)	4,590,861	373,421
Arcosa, Inc. (a)	3,827,403	358,666
IMI PLC	11,165,502	343,277
BELIMO Holding AG	327,050	341,614
Enpro, Inc. (a)	1,401,604	316,763
Federal Signal Corp.	2,449,352	291,448
Casella Waste Systems, Inc., Class A (b)	3,057,214	290,068
CSW Industrials, Inc. (a)	1,192,456	289,469
International Container Terminal Services, Inc.	34,119,756	276,476
Cleanaway Waste Management, Ltd. (a)	142,062,903	260,388
FTAI Aviation, Ltd.	1,554,184	259,331
SPX Technologies, Inc. (b)	1,356,956	253,452
SPIE SA	4,414,629	237,381
VSE Corp. (a)	1,427,476	237,304
Saia, Inc. (b)	781,584	233,975
XPO, Inc. (b)	1,802,469	233,005
Kadant, Inc. (a)	771,682	229,637
AZZ, Inc. (a)	1,961,247	214,031
Karman Holdings, Inc. (b)	2,882,580	208,122
Carel Industries SpA (a)(c)	7,721,582	202,614
First Advantage Corp. (a)(b)(c)	12,654,218	194,748
Hensoldt AG (c)	1,431,774	185,411
CBIZ, Inc. (a)(b)	3,488,615	184,757
AAON, Inc. (c)	1,975,443	184,585
UL Solutions, Inc., Class A	2,597,608	184,067
Armstrong World Industries, Inc.	926,349	181,574
Japan Elevator Service Holdings Co., Ltd. (a)	14,032,600	178,106
Addtech AB, Class B	5,442,314	176,431
Adecco Group AG	6,270,918	175,669
NICHIAS Corp. (a)(c)	4,618,900	173,593
QinetiQ Group PLC	22,881,624	169,100
Everus Construction Group, Inc. (b)	1,935,774	165,993
Takasago Thermal Engineering Co., Ltd. (c)	5,799,424	161,451
Nexans SA	1,064,620	157,490
Applied Industrial Technologies, Inc.	593,851	155,025
Rumo SA	50,786,647	152,391
Enerpac Tool Group Corp., Class A (a)	3,605,977	147,845
Interpump Group SpA	3,212,548	147,021
Robert Half, Inc.	4,323,712	146,920
Howden Joinery Group PLC	12,911,121	146,467
Weir Group PLC (The)	3,978,926	146,196
Lifco AB, Class B	4,195,000	141,610
Trelleborg AB, Class B	3,745,067	139,430
Bloom Energy Corp., Class A (b)	1,616,379	136,697
ICF International, Inc. (a)	1,470,825	136,493
Volution Group PLC (a)	15,759,887	134,167
SWCC Corp. (a)(c)	2,465,858	129,558
Moog, Inc., Class A	604,349	125,505
Qantas Airways, Ltd.	17,131,673	123,789
SiteOne Landscape Supply, Inc. (b)	953,471	122,807
Montana Aerospace AG (a)(b)	3,441,347	120,180
Tecnoglass, Inc. (c)	1,794,272	120,055
Copa Holdings SA, Class A	1,008,945	119,883
Visional, Inc. (b)	1,554,646	118,897
Cadre Holdings, Inc. (a)	3,250,659	118,682
Sterling Infrastructure, Inc. (b)(c)	339,095	115,184
Arcadis NV, non-registered shares	2,286,040	115,140
Masco Corp.	1,625,000	114,384
Sinfonia Technology Co., Ltd. (a)(c)	1,826,546	112,642

1	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
BayCurrent, Inc.	1,827,530	$107,513
IMCD NV	1,013,100	104,670
Inox Wind, Ltd. (b)	66,142,427	104,471
Regal Rexnord Corp.	722,628	103,654
R&S Group Holding AG (a)	2,967,426	103,630
Loar Holdings, Inc. (b)(c)	1,292,864	103,429
Hub Group, Inc., Class A	2,963,733	102,071
MDA Space, Ltd. (b)	4,078,139	101,565
Oshkosh Corp.	756,257	98,087
Grafton Group PLC	7,843,552	96,194
Chemring Group PLC	12,126,351	96,058
Air Lease Corp., Class A	1,500,000	95,475
ESCO Technologies, Inc.	441,576	93,221
Builders FirstSource, Inc. (b)	760,228	92,178
KEI Industries, Ltd.	2,007,514	91,849
VAT Group AG	231,276	91,343
Herc Holdings, Inc.	760,161	88,680
INVISIO Communications AB (a)	2,601,126	87,032
Simpson Manufacturing Co., Inc.	515,138	86,265
CECO Environmental Corp. (b)	1,675,351	85,778
Valmet OYJ (c)	2,515,176	83,509
Graco, Inc.	954,000	81,052
Watsco, Inc.	200,000	80,860
dormakaba Holding AG	87,688	80,412
Kandenko Co., Ltd.	2,864,800	78,572
DO & CO AG, non-registered shares	295,861	77,113
LS Electric Co., Ltd.	380,215	77,097
PFISTERER Holding SE (a)(b)(c)	913,222	77,089
Alaska Air Group, Inc. (b)	1,500,000	74,670
AQ Group AB	3,851,192	73,593
McGrath RentCorp	595,650	69,870
Mader Group, Ltd. (a)	12,668,433	69,409
FTI Consulting, Inc. (b)	425,593	68,797
NKT AS (b)	708,227	68,728
REV Group, Inc.	1,155,133	65,461
Hammond Power Solutions, Inc., Class A (c)	730,120	64,770
Astronics Corp. (b)	1,407,000	64,173
Limbach Holdings, Inc. (a)(b)(c)	645,288	62,670
Huber + Suhner AG	364,699	62,490
Matson, Inc.	633,097	62,417
Shaily Engineering Plastics, Ltd. (a)	2,519,092	61,762
Advanced Drainage Systems, Inc.	406,025	56,316
Instalco AB (a)	20,753,316	56,213
Construction Partners, Inc., Class A (b)	433,663	55,075
Tetra Tech, Inc.	1,585,673	52,930
WESCO International, Inc.	249,081	52,681
APi Group Corp. (b)	1,361,656	46,800
BWX Technologies, Inc.	250,845	46,248
MYR Group, Inc. (b)	219,175	45,595
RENK Group AG (c)	438,109	45,063
Rosebank Industries PLC (b)	9,138,000	44,612
Upwork, Inc. (b)	2,388,542	44,355
Localiza Rent a Car SA, ordinary nominative shares	5,904,337	43,765
Firefly Aerospace, Inc. (b)	1,469,947	43,099
Ventia Services Group Pty, Ltd.	12,643,253	42,750
Einride AB (a)(b)(d)(e)	537,500	22,720
Einride AB (EUR denominated) (a)(b)(d)(e)	438,277	18,526
Sweco AB, Class B	2,474,547	41,214
Motiva Infraestrutura de Mobilidade SA	14,562,465	40,714
Engcon AB, Class B	5,080,843	40,045
CAE, Inc. (b)	1,312,232	38,857
Byrna Technologies, Inc. (a)(b)(c)	1,740,773	38,576
AirTAC International Group	1,550,000	38,295
Reliance Worldwide Corp., Ltd.	13,700,714	37,079
Fiverr International, Ltd. (b)	1,518,959	37,078
Neway Valve (Suzhou) Co., Ltd., Class A (b)	5,796,568	36,489
SATS, Ltd.	13,472,700	35,406
Generac Holdings, Inc. (b)	207,989	34,817

SMALLCAP World Fund	2

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Badger Infrastructure Solutions, Ltd.	750,000	$33,078
Boyd Group, Inc. (c)	194,318	32,773
Willscot Holdings Corp., Class A	1,500,000	31,665
Kingspan Group PLC	376,909	31,330
Delhivery Ltd. (b)	6,166,499	31,257
Trex Co., Inc. (b)	602,320	31,122
Huaming Power Equipment Co., Ltd., Class A	10,846,218	30,184
Melrose Industries PLC	3,561,312	29,159
IndiaMart InterMesh, Ltd.	1,096,030	29,088
Beijer Ref AB, Class B	1,783,220	27,778
Morgan Sindall Group PLC	433,677	25,896
Storskogen Group AB, Class B (c)	25,000,000	25,461
BrightView Holdings, Inc. (b)	1,869,173	25,047
Indutrade AB	1,080,000	24,756
FUJI Corp. (c)	1,347,500	24,602
Kajaria Ceramics, Ltd.	1,817,401	23,883
Grupa Pracuj SA	1,300,000	23,606
Karnell Group AB (a)(b)	3,739,000	23,154
Worthington Enterprises, Inc.	416,654	23,120
MonotaRO Co., Ltd.	1,511,100	22,030
Oswal Pumps, Ltd. (b)	2,446,745	19,896
Wizz Air Holdings PLC (b)(c)	1,280,537	19,891
MSA Safety, Inc.	112,841	19,417
Harmonic Drive Systems, Inc. (c)	1,066,049	19,081
easyJet PLC	3,000,000	18,721
InPost SA (b)	1,411,873	17,322
SINOPEC Engineering (Group) Co., Ltd., Class H	19,045,000	16,544
Voyager Technologies, Inc., Class A (b)(c)	534,195	15,908
Stratasys Ltd. (b)(c)	1,357,460	15,204
3D Systems Corp. (b)(c)	5,208,333	15,104
discoverIE Group PLC	1,541,359	12,313
Ariston Holding NV	2,475,645	12,207
Bilfinger SE	72,282	7,952
Porr AG	229,358	7,661
Sumitomo Densetsu Co., Ltd. (c)	141,700	6,123
Voltronic Power Technology Corp.	137,000	4,167
Sinoseal Holding Co., Ltd., Class A	676,456	3,455
LIG Nex1 Co., Ltd.	7,871	2,878
Huron Consulting Group, Inc. (b)	9,250	1,358
		19,646,691

Financials 15.77%
Essent Group, Ltd. (a)	8,036,380	510,792
Affirm Holdings, Inc., Class A (b)	6,072,522	443,780
National Bank of Greece SA	25,658,221	372,484
Glacier Bancorp, Inc. (a)(c)	7,220,441	351,419
360 ONE WAM, Ltd. (a)	29,144,417	336,122
Paymentus Holdings, Inc., Class A (b)	9,479,800	290,082
SouthState Bank Corp.	2,915,476	288,253
SLM Corp. (c)	9,209,877	254,929
Eurobank Ergasias Services and Holdings SA	63,869,485	246,104
RenaissanceRe Holdings, Ltd.	952,200	241,792
Baldwin Insurance Group, Inc. (The), Class A (a)(b)(c)	8,482,176	239,282
StepStone Group, Inc., Class A	3,562,901	232,693
VZ Holding AG	1,081,381	226,043
Victory Capital Holdings, Inc., Class A	3,328,141	215,530
Janus Henderson Group PLC	4,522,625	201,302
JB Financial Group Co., Ltd. (a)	12,279,570	200,860
Cholamandalam Investment and Finance Co., Ltd.	10,839,668	196,653
First American Financial Corp.	2,927,006	188,031
Wintrust Financial Corp.	1,367,835	181,156
Manappuram Finance, Ltd. (a)	54,669,136	172,895
JTC PLC (a)	9,685,250	171,679
Asia Commercial Joint Stock Bank	177,789,366	171,533
Gunma Bank, Ltd. (The) (c)	14,983,000	167,322
Stifel Financial Corp.	1,422,726	161,437

3	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Pluxee NV	8,920,056	$158,241
AU Small Finance Bank, Ltd.	18,729,913	154,288
Max Financial Services, Ltd. (b)	8,692,157	154,276
Plus500, Ltd. (a)	3,557,678	154,068
Skyward Specialty Insurance Group, Inc. (a)(b)	3,230,416	153,639
IIFL Finance, Ltd. (a)(b)	29,086,922	148,041
Vontobel Holding AG	1,935,103	145,610
BNK Financial Group, Inc.	13,853,460	144,059
HDFC Asset Management Co., Ltd.	2,278,856	141,997
AUB Group, Ltd. (a)	6,420,148	139,044
Home BancShares, Inc.	4,887,235	138,309
OneMain Holdings, Inc.	2,397,573	135,367
Nuvama Wealth Management, Ltd.	1,782,269	126,561
Goosehead Insurance, Inc., Class A	1,688,000	125,621
Banca Generali SpA	2,181,486	121,451
Porto Seguro SA	12,708,454	119,056
Marex Group PLC	3,488,093	117,270
Kyoto Financial Group, Inc. (c)	5,500,000	117,003
PB Fintech, Ltd. (b)	5,985,248	114,732
Home First Finance Company India, Ltd. (a)	8,037,518	110,077
Kinsale Capital Group, Inc.	257,620	109,555
SiriusPoint, Ltd. (a)(b)	6,000,000	108,540
Lazard, Inc., Class A	1,972,490	104,108
Nova Ljubljanska Banka dd (GDR)	2,512,833	102,372
Alpha Bank SA	24,000,000	101,832
Aptus Value Housing Finance India, Ltd. (a)	27,453,811	98,868
Trupanion, Inc. (b)	2,090,480	90,476
Comerica, Inc.	1,318,594	90,350
BFF Bank SpA (b)	6,878,737	88,190
City Union Bank, Ltd.	36,608,696	88,124
Euronext NV	585,333	87,551
East West Bancorp, Inc.	796,201	84,756
Nordnet AB	2,810,653	81,504
Discovery, Ltd.	7,064,444	80,585
Antin Infrastructure Partners SA (c)	5,753,967	79,039
Radian Group, Inc.	2,161,287	78,282
Accelerant Holdings, Class A (b)	5,238,094	77,995
Banco del Bajio, SA	29,567,267	74,461
Slide Insurance Holdings, Inc. (b)	4,483,180	70,767
Norion Bank AB (b)	9,838,520	70,750
Oscar Health, Inc., Class A (b)(c)	3,622,586	68,576
Tikehau Capital SCA, non-registered shares (c)	2,861,823	62,159
IG Group Holdings PLC	4,185,977	60,632
Optima bank SA	6,079,764	60,244
Hamilton Lane, Inc., Class A	443,710	59,808
FirstCash Holdings, Inc.	364,632	57,765
Evercore, Inc., Class A	166,790	56,262
Stewart Information Services Corp.	764,459	56,050
EFG International AG	2,750,000	55,895
Aspen Insurance Holdings, Ltd., Class A (b)	1,497,836	54,986
Capitec Bank Holdings, Ltd.	267,021	53,713
Bolsa Mexicana de Valores, SAB de CV, Series A	25,669,735	53,642
Patria Investments, Ltd., Class A (c)	3,552,362	51,864
Moelis & Co., Class A	719,000	51,279
BSE, Ltd.	2,219,334	50,996
First Merchants Corp.	1,346,300	50,755
L&T Finance, Ltd.	17,835,312	50,074
Webster Financial Corp.	831,263	49,410
Bridgepoint Group PLC (c)	11,815,909	48,468
Hokuhoku Financial Group, Inc. (c)	1,812,325	47,463
Swissquote Group Holding, Ltd.	66,940	46,712
Netwealth Group, Ltd.	2,390,750	46,494
Federal Agricultural Mortgage Corp., Class C, nonvoting shares	275,768	46,323
TMX Group, Ltd.	1,210,073	46,292
Roko AB, Class B (b)	207,519	44,361
National Securities Depository, Ltd.	2,617,785	35,616
National Securities Depository, Ltd. (f)	625,617	8,512
NMI Holdings, Inc. (b)	1,150,000	44,091

SMALLCAP World Fund	4

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Root, Inc., Class A (b)(c)	461,038	$41,267
EZCORP, Inc., Class A, nonvoting shares (b)(c)	2,148,126	40,900
Premium Group Co., Ltd. (a)	2,799,300	40,811
Sprott, Inc.	475,700	39,537
Figure Technology Solutions, Inc. (b)	1,058,893	38,512
Aavas Financiers, Ltd. (b)	1,964,024	36,142
Central Depository Services (India), Ltd.	2,199,032	36,125
CVB Financial Corp.	1,905,778	36,038
Regional, SAB de CV, Class A	3,997,738	35,990
flatexDEGIRO AG	1,096,877	35,904
Pine Labs Pte., Ltd. (b)(d)(e)	9,792,413	35,351
XP, Inc., Class A	1,867,000	35,081
PJT Partners, Inc., Class A	191,756	34,081
Artisan Partners Asset Management, Inc., Class A (c)	705,000	30,597
Steadfast Group, Ltd.	7,191,215	28,217
P10, Inc., Class A (c)	2,544,148	27,680
Columbia Banking System, Inc.	1,063,800	27,382
Funding Circle Holdings PLC (b)(c)	14,713,073	24,576
Yapi ve Kredi Bankasi AS (b)	30,000,000	24,489
Haci Omer Sabanci Holding AS	11,496,097	24,000
Houlihan Lokey, Inc., Class A	112,959	23,193
GQG Partners, Inc. (CDI)	19,330,866	21,489
TMBThanachart Bank PCL, foreign registered shares	365,868,600	21,427
NOBA Bank Group AB (b)	2,050,000	20,469
Linc AB (b)	2,358,208	17,760
NCR Atleos Corp. (b)	418,863	16,465
Main Street Capital Corp.	253,745	16,136
Redwood Trust, Inc. REIT	2,562,000	14,834
Generation Development Group, Ltd.	3,171,745	14,607
TWFG, Inc., Class A (b)(c)	447,021	12,266
KFin Technologies, Ltd.	635,355	7,526
		12,826,282

Information technology 14.94%
Lumentum Holdings, Inc. (a)(b)(c)	4,035,515	656,619
Kokusai Electric Corp. (a)(c)	18,169,029	515,886
Impinj, Inc. (a)(b)	2,318,597	419,086
Fabrinet, non-registered shares (b)	1,080,489	393,968
MKS, Inc.	2,987,713	369,789
eMemory Technology, Inc. (a)	5,336,762	352,831
King Slide Works Co., Ltd.	2,896,983	312,720
Semtech Corp. (b)	4,300,356	307,260
Jentech Precision Industrial Co., Ltd.	3,409,467	283,078
Allegro MicroSystems, Inc. (a)(b)	9,587,534	279,956
Global Unichip Corp.	5,891,403	259,022
Maruwa Co., Ltd. (a)(c)	948,443	248,198
Dexerials Corp. (a)(c)	15,484,500	238,364
Ncino, Inc. (a)(b)(c)	7,827,966	212,216
Lattice Semiconductor Corp. (b)	2,859,824	209,682
Credo Technology Group Holding, Ltd. (b)	1,367,254	199,086
Softcat PLC	9,357,935	198,599
Unity Software, Inc. (b)	4,807,191	192,480
Viavi Solutions, Inc. (a)(b)	14,955,454	189,785
ASMPT, Ltd.	17,803,015	187,708
Insight Enterprises, Inc. (a)(b)	1,618,949	183,605
Lumine Group, Inc., subordinate voting shares (b)	5,967,653	175,981
Nova, Ltd. (b)(c)	544,097	173,926
OSI Systems, Inc. (b)	674,343	168,073
MACOM Technology Solutions Holdings, Inc. (b)	1,347,192	167,712
Lagercrantz Group AB, Class B	7,728,380	166,152
Celestica, Inc. (b)	654,145	161,168
VusionGroup	526,428	157,603
Alkami Technology, Inc. (a)(b)	5,464,036	135,727
Megaport, Ltd. (a)(b)	12,808,950	133,662
Pegasystems, Inc.	2,285,550	131,419
RingCentral, Inc., Class A (b)	4,324,911	122,568

5	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Intapp, Inc. (b)	2,892,169	$118,290
Astera Labs, Inc. (b)	600,000	117,480
Topicus.com, Inc., subordinate voting shares (b)	1,047,263	112,312
Rubrik, Inc., Class A (b)	1,321,667	108,707
PAR Technology Corp. (a)(b)(c)	2,739,123	108,415
Q2 Holdings, Inc. (b)	1,488,553	107,756
Money Forward, Inc. (b)(c)	2,504,371	101,387
Kulicke and Soffa Industries, Inc.	2,390,272	97,141
OBIC Business Consultants Co., Ltd. (c)	1,566,600	96,400
Kitron ASA (a)	15,908,251	92,935
Silicon Laboratories, Inc. (b)	695,240	91,167
Netskope, Inc., Class A (a)(b)	3,953,800	89,870
Rogers Corp. (a)(b)	1,096,036	88,187
Appier Group, Inc. (a)(c)	8,183,100	85,768
Disco Corp.	255,900	80,481
Crane NXT, Co.	1,175,737	78,857
Monday.com, Ltd. (b)	405,134	78,470
Via Transportation, Inc., Class A (b)	1,594,286	76,653
Globant SA (b)	1,310,703	75,208
Nippon System Development Co., Ltd. (c)	3,121,600	73,415
MongoDB, Inc., Class A (b)	229,488	71,229
Reply SpA	492,663	70,103
Clearwater Analytics Holdings, Inc., Class A (b)	3,774,426	68,015
Amano Corp. (c)	2,391,500	67,904
Ralliant Corp.	1,552,364	67,885
Riken Keiki Co., Ltd. (a)(c)	3,116,152	65,848
Klaviyo, Inc., Class A (b)	2,293,183	63,498
MARA Holdings, Inc. (b)(c)	3,371,939	61,572
Azbil Corp. (c)	6,077,300	57,677
Lotes Co., Ltd.	1,129,000	57,232
Tokyo Seimitsu Co., Ltd. (c)	838,000	56,977
Cognex Corp.	1,219,012	55,221
Guidewire Software, Inc. (b)	239,672	55,091
SHIFT, Inc. (b)	6,500,000	54,941
HPSP Co., Ltd.	2,190,508	52,692
Nayax, Ltd. (b)	1,075,000	51,377
Dynavox Group AB (b)	4,225,000	51,296
Vitec Software Group AB, Class B (c)	1,449,923	51,039
Power Integrations, Inc.	1,262,854	50,779
Flex, Ltd. (b)	864,808	50,133
Aixtron SE	2,733,700	47,340
Vontier Corp.	1,100,000	46,167
Okta, Inc., Class A (b)	500,000	45,850
Coforge, Ltd.	2,514,552	45,058
Nemetschek SE	339,710	44,191
SMG Swiss Marketplace Group AG (b)	737,081	41,963
Cellebrite DI, Ltd. (b)	2,151,956	39,876
CDW Corp.	250,000	39,820
INFICON Holding AG	336,470	39,647
Riskified, Ltd., Class A (b)	8,313,598	38,908
Domo, Inc., Class B (b)	2,449,281	38,797
CompoSecure, Inc., Class A (b)	1,786,525	37,195
SiTime Corp. (b)(c)	123,011	37,064
Bechtle AG, non-registered shares (c)	788,422	36,322
Codan, Ltd.	1,782,252	34,813
Ingram Micro Holding Corp. (c)	1,617,257	34,755
SINBON Electronics Co., Ltd.	4,546,092	34,307
VisEra Technologies Co., Ltd.	3,644,826	33,485
Socionext, Inc. (c)	1,765,841	33,314
Progress Software Corp. (b)	722,081	31,721
Accton Technology Corp.	803,000	27,532
freee K.K. (b)(c)	1,153,400	27,415
Elite Material Co., Ltd.	679,000	27,291
Confluent, Inc., Class A (b)	1,318,892	26,114
Kinaxis Inc. (b)	187,671	24,226
Pattern Group, Inc., Class A (b)	1,750,000	23,975
Circle Internet Group, Inc. (b)(c)	177,476	23,530
SPS Commerce, Inc. (b)	214,469	22,335

SMALLCAP World Fund	6

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Wolfspeed, Inc. (b)	750,921	$21,476
Presight AI Holding PLC (b)	22,956,500	20,250
Technoprobe SpA (b)(c)	2,033,735	20,033
Dock, Ltd. (b)(d)(e)	4,318,937	19,997
Yubico AB (b)(c)	1,100,000	15,832
AAC Technologies Holdings, Inc.	2,629,000	15,453
Kontron AG (c)	446,061	14,328
Novanta, Inc. (b)	134,552	13,475
NCAB Group AB (b)	2,385,584	12,477
EPAM Systems, Inc. (b)	71,760	10,821
SmartCraft ASA, Class A (b)	3,896,984	10,661
Hexaware Technologies, Ltd.	1,127,468	8,514
ON Semiconductor Corp. (b)	167,850	8,277
Noventiq Holdings PLC (GDR) (a)(b)(d)(g)	17,110,290	6,125
Noventiq Holdings PLC (GDR) (a)(b)(d)	16,060	6
ServiceTitan, Inc., Class A (b)	38,890	3,921
Patreon, Inc., Class B (b)(d)(e)	189,951	2,285
Yotpo, Ltd. (b)(d)(e)	2,620,102	1,284
Foursquare Labs, Inc., Series A (b)(d)(e)	1,970,385	1,261
Tarana Wireless, Inc., Class C (b)(d)	862,071	922
		12,153,746

Consumer discretionary 14.86%
TopBuild Corp. (a)(b)	2,067,684	808,175
Dollarama, Inc.	5,010,000	660,728
Cavco Industries, Inc. (a)(b)	660,036	383,303
CAVA Group, Inc. (b)(c)	5,450,727	329,278
Wayfair, Inc., Class A (b)(c)	3,624,194	323,749
Modine Manufacturing Co. (b)	2,165,456	307,841
Lottomatica Group SpA	11,342,248	305,211
Tube Investments of India, Ltd.	8,670,731	302,411
Entain PLC	25,705,456	302,084
Wyndham Hotels & Resorts, Inc.	3,730,756	298,087
Toll Brothers, Inc.	1,927,000	266,196
Metaplanet, Inc. (a)(b)(c)	61,226,850	238,060
Games Workshop Group PLC	1,212,576	236,954
Patrick Industries, Inc. (a)(c)	2,125,829	219,874
Global-E Online, Ltd. (b)	6,098,763	218,092
Floor & Decor Holdings, Inc., Class A (b)	2,947,545	217,234
Light & Wonder, Inc. (b)(c)	1,727,405	144,999
Light & Wonder, Inc. Chess Depository Receipt (b)	507,820	43,562
KB Home	2,957,918	188,242
Champion Homes, Inc. (b)	2,375,212	181,395
Wingstop, Inc. (c)	640,253	161,139
Jumbo SA	4,562,224	156,510
Meritage Homes Corp.	1,987,850	143,980
BRP, Inc. (c)	2,323,013	141,247
Thor Industries, Inc.	1,352,004	140,189
Polaris, Inc.	2,405,834	139,851
MakeMyTrip, Ltd. (b)	1,488,713	139,344
DraftKings, Inc., Class A (b)	3,697,452	138,285
Five Below, Inc. (b)	885,288	136,954
Lennar Corp., Class A	1,058,458	133,408
Lennar Corp., Class B (c)	21,169	2,540
Bright Horizons Family Solutions, Inc. (b)	1,246,746	135,359
B&M European Value Retail SA	35,954,843	126,547
Adtalem Global Education, Inc. (b)	810,187	125,133
Wynn Resorts, Ltd.	941,200	120,728
Food & Life Cos., Ltd.	2,300,900	120,378
Inchcape PLC	12,691,412	118,201
Moncler SpA	1,849,594	108,293
Norwegian Cruise Line Holdings, Ltd. (b)	4,381,415	107,914
Installed Building Products, Inc.	431,115	106,339
DPC Dash, Ltd. (a)(b)	9,486,786	106,060
Sega Sammy Holdings, Inc. (c)	4,989,300	105,127
Ollies Bargain Outlet Holdings, Inc. (b)	802,369	103,024

7	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Kontoor Brands, Inc.	1,276,410	$101,819
Churchill Downs, Inc.	1,024,018	99,340
Century Communities, Inc. (a)	1,512,000	95,815
Cairn Homes PLC (GBP denominated) (a)	27,336,047	61,985
Cairn Homes PLC (EUR denominated) (a)	14,578,933	32,795
Acushnet Holdings Corp.	1,200,000	94,188
Temple & Webster Group, Ltd. (b)	5,938,319	90,297
Genius Sports, Ltd. (b)	7,062,279	87,431
Grand Canyon Education, Inc. (b)	389,042	85,402
Guzman y Gomez, Ltd. (c)	4,786,967	82,293
ThredUp, Inc., Class A (b)	8,707,600	82,287
Steven Madden, Ltd. (c)	2,434,054	81,492
Genda, Inc. (a)(b)(c)	13,590,200	80,594
Domino’s Pizza, Inc.	176,500	76,197
Berkeley Group Holdings PLC	1,463,642	75,510
Boot Barn Holdings, Inc. (b)	443,095	73,430
Brinker International, Inc. (b)	574,622	72,793
Domino’s Pizza Group PLC (a)	26,295,118	70,410
Evolution AB	850,000	69,828
Peloton Interactive, Inc., Class A (b)	7,742,528	69,683
Murphy USA, Inc.	175,000	67,945
Aditya Vision, Ltd. (a)	9,866,779	62,786
Zalando SE, non-registered shares (b)	2,028,664	61,949
Tsuburaya Fields Holdings, Inc. (a)(c)	3,891,900	59,582
Watches of Switzerland Group PLC (a)(b)	12,096,098	59,443
JVCKENWOOD Corp.	7,547,100	58,893
Playtech PLC	11,772,939	58,425
Brunello Cucinelli SpA (c)	532,326	58,123
Darden Restaurants, Inc.	303,300	57,736
Vibra Energia SA	12,049,929	55,673
Caesars Entertainment, Inc. (b)	1,991,452	53,819
Camping World Holdings, Inc., Class A	3,297,696	52,071
Puuilo OYJ	2,829,088	49,291
Yonex Co., Ltd.	1,895,900	48,588
IDP Education, Ltd.	10,989,580	47,776
Smartfit Escola de Ginastica e Danca SA	9,507,190	47,659
MRF, Ltd.	27,565	45,271
tonies SE, Class A (b)(c)	4,985,424	44,484
Vail Resorts, Inc.	278,179	41,607
Rusta AB (c)	6,372,700	41,055
RH (b)(c)	201,734	40,984
Beazer Homes USA, Inc. (a)(b)	1,659,813	40,748
VF Corp. (c)	2,380,695	34,353
Central Automotive Products, Ltd.	2,723,400	33,903
OneSpaWorld Holdings, Ltd.	1,528,664	32,316
Amber Enterprises India, Ltd. (b)	345,077	31,438
Malibu Boats, Inc., Class A (b)	949,738	30,819
Winnebago Industries, Inc.	850,825	28,452
Zhejiang Weixing Industrial Development Co., Ltd., Class A (b)	19,217,806	27,483
AUTO1 Group SE (b)	792,188	26,972
Pool Corp.	82,506	25,583
Belrise Industries, Ltd.	13,656,269	24,220
Bath & Body Works, Inc.	916,443	23,608
Whirlpool Corp. (c)	291,517	22,913
Savers Value Village, Inc. (b)(c)	1,705,849	22,602
Auction Technology Group PLC (b)	5,205,903	22,545
Coats Group PLC	20,031,496	22,441
FPT Digital Retail Joint Stock Co. (b)	4,503,800	21,812
Nien Made Enterprise Co., Ltd.	1,560,018	21,728
YETI Holdings, Inc. (b)	641,400	21,282
MIPS AB	543,100	19,672
Shoei Co., Ltd.	1,544,400	18,370
Barratt Redrow PLC	3,315,285	17,385
OneWater Marine, Inc., Class A (b)(c)	754,805	11,956
Fox Factory Holding Corp. (b)	281,096	6,828

SMALLCAP World Fund	8

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
StockX, Inc. (b)(d)(e)	161,790	$5,394
Brilliant Earth Group, Inc., Class A	1,052,309	2,178
BNN Technology PLC (a)(b)(d)	19,007,000	— (h)
		12,085,775

Health care 10.26%
Max Healthcare Institute, Ltd.	30,781,244	386,444
Ensign Group, Inc. (The)	1,814,665	313,520
Ionis Pharmaceuticals, Inc. (b)	4,219,888	276,065
Insulet Corp. (b)	833,656	257,375
NewAmsterdam Pharma Co. NV (a)(b)(c)	8,596,080	244,472
Molina Healthcare, Inc. (b)	1,230,111	235,394
Insmed, Inc. (b)	1,594,464	229,619
Zealand Pharma AS (b)(c)	3,126,008	226,705
Laurus Labs, Ltd.	22,935,270	217,448
Masimo Corp. (b)	1,324,675	195,456
IDEAYA Biosciences, Inc. (a)(b)	5,869,591	159,712
BONESUPPORT Holding AB (a)(b)	5,007,614	155,211
Xenon Pharmaceuticals, Inc. (b)	3,825,173	153,581
DiaSorin SpA (a)	1,606,004	142,395
Siegfried Holding AG	1,391,334	138,600
Krystal Biotech, Inc. (b)	752,244	132,794
Carl Zeiss Meditec AG, non-registered shares (c)	2,601,687	128,778
Addus HomeCare Corp. (a)(b)	1,089,290	128,525
Glenmark Pharmaceuticals, Ltd.	5,658,405	124,443
Ascendis Pharma AS (ADR) (b)	579,165	115,144
Glaukos Corp. (b)	1,362,403	111,104
Asker Healthcare Group AB (b)	12,233,515	110,713
CRISPR Therapeutics AG (b)(c)	1,647,885	106,799
Penumbra, Inc. (b)	412,644	104,531
Bio-Rad Laboratories, Inc., Class A (b)	368,307	103,270
Ambu AS, Class B, non-registered shares (c)	6,992,765	101,844
Doximity, Inc., Class A (b)	1,385,674	101,362
Rapport Therapeutics, Inc. (a)(b)	3,402,529	101,055
SCHOTT Pharma AG & Co. KGaA, non-registered shares (c)	4,052,925	100,401
Ypsomed Holding AG	244,462	95,967
DexCom, Inc. (b)	1,384,000	93,129
Mineralys Therapeutics, Inc. (b)	2,393,396	90,758
Hims & Hers Health, Inc., Class A (b)(c)	1,578,464	89,530
Camurus AB (b)	1,228,245	88,846
Innovent Biologics, Inc. (b)	6,938,500	85,952
KRKA, dd, Novo mesto	335,262	84,233
Bio-Techne Corp.	1,440,517	80,136
iRhythm Technologies, Inc. (b)	463,814	79,771
Gubra AS (a)(c)	1,254,000	76,841
Phreesia, Inc. (a)(b)	3,134,872	73,732
Aster DM Healthcare, Ltd.	10,058,750	71,026
Zai Lab, Ltd. (ADR) (b)(c)	2,083,023	70,594
Encompass Health Corp.	534,531	67,896
AbCellera Biologics, Inc. (b)(c)	13,361,096	67,206
Jazz Pharmaceuticals PLC (b)	500,000	65,900
Cytokinetics, Inc. (b)	1,178,780	64,786
Arcellx, Inc. (b)	783,011	64,285
Natera, Inc. (b)	396,421	63,812
Kymera Therapeutics, Inc. (b)	1,112,387	62,961
Alnylam Pharmaceuticals, Inc. (b)	137,700	62,791
Guardant Health, Inc. (b)	927,688	57,962
Bachem Holding AG (c)	769,934	56,581
Soleno Therapeutics, Inc. (b)	824,514	55,737
Vimian Group AB (publ) (b)(c)	18,142,100	54,883
Halozyme Therapeutics, Inc. (b)	745,157	54,650
Fisher & Paykel Healthcare Corp., Ltd.	2,510,000	53,914
Rhythm Pharmaceuticals, Inc. (b)	530,405	53,566
SAI Life Sciences, Ltd. (b)	5,458,706	52,916
EBOS Group, Ltd.	3,003,205	51,231
Exact Sciences Corp. (b)	890,000	48,692

9	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Dr. Lal PathLabs, Ltd.	1,334,221	$46,855
Denali Therapeutics, Inc. (b)	3,209,009	46,595
Duality Biotherapeutics, Inc. (b)(c)	960,200	44,864
Teleflex, Inc.	366,553	44,851
Poly Medicure, Ltd.	2,042,979	44,825
Heartflow, Inc. (b)(c)	1,297,423	43,671
Spyre Therapeutics, Inc. (b)(c)	2,592,713	43,454
Indegene, Ltd.	6,800,439	42,968
CONMED Corp.	897,451	42,207
Scholar Rock Holding Corp. (b)	1,128,752	42,035
AddLife AB, Class B	2,230,229	42,025
Elanco Animal Health, Inc. (b)(c)	2,078,888	41,869
KalVista Pharmaceuticals, Inc. (a)(b)	3,177,587	38,703
Genus PLC	1,212,209	38,638
Asahi Intecc Co., Ltd.	2,363,430	38,380
BridgeBio Pharma, Inc. (b)	730,924	37,964
Vitrolife AB (c)	2,578,002	35,516
ADMA Biologics, Inc. (b)	2,313,874	33,921
Globus Medical, Inc., Class A (b)	574,500	32,902
Onesource Specialty Pharma, Ltd. (b)	1,560,571	32,347
Establishment Labs Holdings, Inc. (b)(c)	722,169	29,602
Entero Healthcare Solutions, Ltd. (a)(b)	2,358,555	29,595
Legend Biotech Corp. (ADR) (b)	899,946	29,347
AS ONE Corp.	1,685,700	27,984
Certara, Inc. (b)	2,160,079	26,396
NovoCure, Ltd. (b)	2,000,000	25,840
TransMedics Group, Inc. (b)(c)	227,441	25,519
Enliven Therapeutics, Inc. (b)(c)	1,166,077	23,870
Vericel Corp. (b)	756,213	23,798
KRY International AB, Series A (b)(d)(e)	918,277	21,045
Sectra AB, Class B	627,343	20,804
Biohaven, Ltd. (b)	1,131,960	16,991
10x Genomics, Inc., Class A (b)(c)	1,452,300	16,977
Vicore Pharma Holding AB (a)(b)	11,759,420	16,663
Centessa Pharmaceuticals PLC (ADR) (b)(c)	684,805	16,606
Uniphar PLC	3,412,087	15,783
Prestige Consumer Healthcare, Inc. (b)	242,262	15,117
Merit Medical Systems, Inc. (b)	171,960	14,312
ChemoMetec A/S	133,394	13,092
Vaxcyte, Inc. (b)	328,468	11,831
Semler Scientific, Inc. (b)(c)	385,239	11,557
GeneDx Holdings Corp., Class A (b)	100,284	10,805
Classys, Inc.	285,618	10,280
Lantheus Holdings, Inc. (b)	194,931	9,998
agilon health, Inc. (b)	8,232,209	8,479
Eckert & Ziegler SE	389,723	8,154
Apogee Therapeutics, Inc. (b)(c)	127,618	5,070
Surgical Science Sweden AB (b)(c)	320,257	2,992
Nykode Therapeutics ASA	15,968,997	2,704
		8,348,845

Materials 4.93%
Lundin Mining Corp.	24,091,475	359,373
Sandstorm Gold, Ltd. (a)	23,796,155	297,928
Resonac Holdings Co., Ltd. (c)	8,595,167	291,824
APL Apollo Tubes, Ltd. (a)	15,000,735	284,864
Celanese Corp.	5,011,027	210,864
Materion Corp. (a)	1,655,992	200,060
SOL SpA	3,334,147	198,463
Sumitomo Bakelite Co., Ltd. (a)	5,832,700	195,744
Novagold Resources, Inc. (b)	17,666,000	155,461
SigmaRoc PLC (a)(b)	89,188,362	144,659
Knife River Corp. (b)	1,628,833	125,208
TriMas Corp. (a)	2,890,079	111,673
Lundin Gold, Inc. (c)	1,500,000	97,187
FMC Corp.	2,659,372	89,435

SMALLCAP World Fund	10

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Yamato Kogyo Co., Ltd. (c)	1,441,900	$88,668
James Hardie Industries PLC (b)	4,483,117	86,121
Ramkrishna Forgings, Ltd. (a)	13,652,426	82,986
Dyno Nobel, Ltd.	38,033,146	78,016
Element Solutions, Inc.	3,052,000	76,819
Huhtamaki OYJ	1,908,047	66,039
Hawkins, Inc.	355,619	64,979
Vicat SACA	780,947	54,737
Montage Gold Corp. (b)	11,245,604	54,705
Warrior Met Coal, Inc.	852,403	54,247
Chugoku Marine Paints, Ltd. (c)	2,083,200	50,500
Acerinox, SA	3,798,568	49,503
Osaka Soda Co., Ltd. (c)	4,109,400	46,044
Asahi Yukizai Corp. (a)(c)	1,407,500	43,781
Cabot Corp.	414,462	31,520
Fujimi, Inc. (c)	2,108,700	30,885
Mitsui Mining and Smelting Co.,Ltd. (c)	367,465	28,588
Louisiana-Pacific Corp.	313,497	27,851
H.B. Fuller Co.	396,860	23,526
Umicore SA	1,278,123	22,674
NV Bekaert SA	476,866	21,779
Hill & Smith PLC	763,480	20,998
Mayr-Melnhof Karton AG, non-registered shares (c)	224,825	20,879
G Mining Ventures Corp. (b)	1,042,890	20,720
Alcoa Corp.	611,995	20,128
Arkema SA	310,809	19,559
ASP Isotopes Inc. (b)(c)	1,856,081	17,855
Sibanye Stillwater, Ltd. (b)	6,002,602	17,132
AlzChem Group AG	97,147	17,131
LANXESS AG	275,439	6,823
Wacker Chemie AG (c)	69,288	5,214
		4,013,150

Consumer staples 3.24%
e.l.f. Beauty, Inc. (b)	2,061,505	273,108
Raia Drogasil SA, ordinary nominative shares	69,800,885	241,577
BBB Foods, Inc., Class A (b)	8,950,748	241,312
BellRing Brands, Inc. (b)	4,411,528	160,359
Kotobuki Spirits Co., Ltd. (a)(c)	11,206,515	137,538
Yamazaki Baking Co., Ltd.	5,981,000	133,140
Universal Robina Corp.	103,128,549	125,633
Fever-Tree Drinks PLC (a)	9,401,181	110,379
Lamb Weston Holdings, Inc.	1,900,000	110,352
Lion Corp. (c)	10,353,901	108,135
BJ’s Wholesale Club Holdings, Inc. (b)	1,106,224	103,155
Celsius Holdings, Inc. (b)	1,684,242	96,827
Performance Food Group Co. (b)	928,000	96,549
Redcare Pharmacy NV, non-registered shares (b)(c)	983,173	85,014
Freshpet, Inc. (b)	1,482,778	81,716
Emmi AG	77,572	66,946
Royal Unibrew A/S	874,052	66,674
Radico Khaitan, Ltd.	1,749,854	56,915
Barry Callebaut AG (c)	32,934	45,095
Apotea Sverige AB (b)	3,986,053	37,945
Fresh Del Monte Produce, Inc.	1,028,000	35,692
Tilaknager Industries, Ltd.	6,550,000	33,090
COSMOS Pharmaceutical Corp.	564,700	32,992
Century Pacific Food, Inc.	43,983,800	28,454
Humble Group AB (a)(b)(c)	30,000,000	27,086
Kimberly-Clark de Mexico, SAB de CV, Class A, ordinary participation certificates	11,719,793	24,792
United Spirits, Ltd.	1,627,094	24,269
AAK AB	819,898	21,302
China Resources Beverage (Holdings) Co., Ltd. (c)	11,333,200	16,034
Milbon Co., Ltd.	631,806	10,591
Varun Beverages, Ltd.	1,229,746	6,145
		2,638,816

11	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)

Communication services 2.52%
Nippon Television Holdings, Inc. (a)	20,184,201	$538,573
Magnite, Inc. (b)(c)	6,185,529	134,721
Hemnet Group AB (a)	5,013,221	126,097
Springer Nature AG & Co. KGaA, non-registered shares (c)	3,953,980	107,698
Baltic Classifieds Group PLC (a)	25,807,762	107,598
CTS Eventim AG & Co. KGaA	1,003,985	98,306
Trustpilot Group PLC (a)(b)	30,457,418	92,738
New York Times Co., Class A	1,500,000	86,100
Rightmove PLC	8,806,413	83,925
Indosat Tbk PT	774,046,204	81,283
JCDecaux SE	4,028,678	72,225
TIM SA	15,739,600	69,497
Kadokawa Corp. (c)	2,711,000	66,123
HYBE Co., Ltd.	300,000	56,876
LG Uplus Corp.	3,841,993	42,033
Lionsgate Studios Corp. (b)	5,629,748	38,845
Vend Marketplaces ASA, Class A	978,755	34,797
Future PLC	3,483,777	30,689
Helios Towers PLC (b)	12,994,966	26,041
Hacksaw AB (b)(c)	3,260,146	23,707
Zegona Communications PLC (b)	1,233,000	20,397
Cogent Communications Holdings, Inc. (c)	528,382	20,264
Starz Entertainment Corp. (a)(b)	1,336,743	19,690
Frontier Communications Parent, Inc. (b)	517,869	19,342
Bharti Hexacom, Ltd.	900,184	16,828
MTN Group, Ltd.	1,458,066	12,242
JYP Entertainment Corp.	187,736	9,982
Boyaa Interactive International, Ltd. (c)	10,615,000	9,112
		2,045,729

Energy 2.10%
Weatherford International (a)	4,372,166	299,187
MEG Energy Corp.	10,876,995	219,463
Vallourec SA (c)	10,200,387	193,828
Viper Energy, Inc., Class A	3,375,927	129,028
CNX Resources Corp. (b)(c)	3,500,000	112,420
NuVista Energy, Ltd. (b)	9,370,751	108,272
Secure Waste Infrastructure Corp. (c)	7,083,616	100,882
Cactus, Inc., Class A	2,283,289	90,121
Vista Energy, SAB de CV, Class A (ADR) (b)	1,501,872	51,664
Transocean, Ltd. (b)(c)	15,215,434	47,472
DT Midstream, Inc.	356,000	40,249
TerraVest Industries, Inc. (c)	339,493	33,981
Friedrich Vorwerk Group SE	351,859	33,833
Aegis Logistics Ltd.	3,769,301	32,508
Sable Offshore Corp. (b)(c)	1,804,056	31,499
Noble Corp. PLC, Class A	1,046,988	29,609
Pason Systems, Inc.	3,350,000	29,078
Headwater Exploration, Inc. (c)	5,105,000	27,548
Aegis Vopak Terminals, Ltd. (b)	8,121,872	23,827
Energy Fuels Inc. (b)(c)	1,317,779	20,228
Denison Mines Corp. (b)(c)	7,283,823	20,045
NexGen Energy, Ltd. (b)(c)	1,957,545	17,520
Savannah Energy PLC (a)(b)(c)(d)	119,056,671	11,529
		1,703,791

Real estate 1.64%
Charter Hall Group REIT	13,756,489	207,086
Embassy Office Parks REIT	30,783,117	146,283
Altus Group, Ltd. (a)(c)	2,793,118	119,295
International Workplace Group PLC	29,232,823	87,752
Four Corners Property Trust, Inc. REIT	3,246,154	79,206
StorageVault Canada, Inc.	17,250,947	64,085
Poly Property Services Co., Ltd., Class H	12,187,600	54,533
UMH Properties, Inc. REIT	3,560,703	52,876

SMALLCAP World Fund	12

Common stocks (continued)	Shares	Value (000)
Real estate (continued)
Mindspace Business Parks REIT	9,000,000	$46,099
NTT DC REIT (b)	45,000,000	45,000
Phoenix Mills, Ltd. (The)	2,534,230	44,398
Lodha Developers, Ltd.	3,328,369	42,577
St. Joe Co.	843,133	41,718
Zillow Group, Inc., Class C, nonvoting shares (b)	525,000	40,451
Swedish Logistic Property AB, Class B (b)	7,939,069	34,659
Safestore Holdings PLC REIT	3,729,333	33,003
Colliers International Group, Inc.	185,633	29,033
K-Fast Holding AB, Class B (a)(b)	18,183,928	27,736
Fastighets AB Balder, Class B (b)	3,821,000	27,331
Corp. Inmobiliaria Vesta, SAB de CV (c)	9,295,077	26,312
Prisma Properties AB (a)(b)	9,781,818	24,417
Millrose Properties, Inc., Class A, REIT	539,813	18,143
SRE Holdings Corp. (c)	700,828	15,331
RE / MAX Holdings, Inc., Class A (b)	1,500,000	14,145
Genova Property Group AB	2,126,731	8,720
		1,330,189

Utilities 0.77%
Talen Energy Corp. (b)	490,739	208,751
Neoenergia SA	26,773,777	144,376
Black Hills Corp.	1,443,636	88,913
SembCorp Industries, Ltd.	16,633,185	77,624
Nippon Gas Co., Ltd.	2,894,800	54,183
IDACORP, Inc. (c)	377,251	49,854
Mytrah Energy, Ltd. (a)(b)(d)	10,418,000	— (h)
		623,701
Total common stocks (cost: $50,915,313,000)		77,416,715
Preferred securities 0.86%
Information technology 0.37%
PsiQuantum Corp., Series D, preferred shares (b)(d)(e)	1,334,542	54,885
PsiQuantum Corp., Series E, preferred shares (b)(d)(e)	1,215,769	50,000
Tekion Corp., Series B, preferred shares (b)(d)(e)	6,145,506	56,846
Tekion Corp., Series A, preferred shares (b)(d)(e)	340,980	3,154
Skyryse, Inc., Series B, preferred shares (a)(b)(d)(e)	1,649,110	44,566
Skyryse, Inc., Series C, preferred shares (a)(b)(d)(e)	566,696	15,314
ANDPAD, Inc., Series D, preferred shares (b)(d)(e)	459,413	27,402
SiFive, Inc., Series F, preferred shares (b)(d)(e)	3,451,632	21,918
Patreon, Inc., Series E, preferred shares (b)(d)(e)	698,208	8,399
Patreon, Inc., Series SEED, noncumulative preferred shares (b)(d)(e)	163,096	1,962
Outreach Corp., Series G, preferred shares (b)(d)(e)	1,554,053	8,967
Yotpo, Ltd., Series F, preferred shares (b)(d)(e)	8,332,809	4,083
Yotpo, Ltd., Series B, preferred shares (b)(d)(e)	1,111,347	545
Yotpo, Ltd., Series C, preferred shares (b)(d)(e)	1,057,985	518
Yotpo, Ltd., Series A-1, preferred shares (b)(d)(e)	709,592	348
Yotpo, Ltd., Series A, preferred shares (b)(d)(e)	345,899	169
Yotpo, Ltd., Series C-1, preferred shares (b)(d)(e)	293,302	144
Yotpo, Ltd., Series D, preferred shares (b)(d)(e)	163,552	80
Yotpo, Ltd., Series B-1, preferred shares (b)(d)(e)	130,625	64
Kandou Holding SA, Series D, preferred shares (b)(d)(e)	4,400,000	44
		299,408

Financials 0.18%
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (b)(c)	3,980,985	62,263
PPRO Holding GmbH, Series B-1, 8.00% preferred shares (a)(b)(d)(e)	13,618	55,093
Pine Labs Pte., Ltd., Series J, cumulative preferred shares (b)(d)(e)	7,261,835	26,215
		143,571

13	SMALLCAP World Fund

Preferred securities (continued)	Shares	Value (000)

Industrials 0.16%
Einride AB, Series B, preferred shares (a)(b)(d)(e)	1,334,588	$56,413
Einride AB, Series A, preferred shares (a)(b)(d)(e)	11,990	507
Zipline International, Inc., Series G, preferred shares (b)(d)(e)	1,192,000	51,172
Workrise Technologies, Inc., Series E, preferred shares (b)(d)(e)	95,423	15,923
Jungheinrich AG, nonvoting preferred shares	162,853	5,652
		129,667

Health care 0.08%
InSilico Medicine Cayman TopCo, Series D, preferred shares (b)(d)(e)	605,423	31,273
InSilico Medicine Cayman TopCo, Series E, preferred shares (b)(d)(e)	72,985	3,770
Sail Biomedicines, Inc., Series B, 6.00% preferred shares (b)(d)(e)	1,785,714	21,393
ClearNote Health, Inc., Series C, 5.00% noncumulative preferred shares (a)(b)(d)(e)	1,531,102	12,408
		68,844

Real estate 0.06%
QuintoAndar, Ltd., Series E-1, preference shares (b)(d)(e)	244,733	50,373

Consumer discretionary 0.01%
StockX, Inc., Series E-1, preferred shares (b)(d)(e)	222,222	7,409
StockX, Inc., Series AA, preferred shares (b)(d)(e)	57,338	1,912
StockX, Inc., Series B, preferred shares (b)(d)(e)	3,094	103
		9,424
Total preferred securities (cost: $737,449,000)		701,287
Rights & warrants 0.00%
Industrials 0.00%
Momentus, Inc., warrants, expire 8/12/2026 (b)	2,225,000	55

Information technology 0.00%
Foursquare Labs, Inc., Series A, warrants, expire 12/4/2033 (b)(d)(e)	1,163,990	— (h)
Kandou Holding SA, warrants, expire 8/18/2028 (b)(d)(e)	2,257,143	— (h)
		— (h)
Total rights & warrants (cost: $3,082,000)		55
Convertible stocks 0.23%
Materials 0.15%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027 (a)	3,221,160	122,017

Utilities 0.04%
TAE Technologies, Inc., Series 11, 4.00% perpetual cumulative convertible preferred shares (d)(e)	300,000	30,000
TAE Technologies, Inc., Series 12, 4.00% perpetual convertible preferred shares (d)(e)	137,515	6,876
		36,876

Information technology 0.03%
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares (d)(e)	14,888,589	15,922
Tarana Wireless, Inc., Series 8, noncumulative convertible preferred shares (d)(e)	1,234,727	1,320
Tarana Wireless, Inc., Series 7A, noncumulative convertible preferred shares (d)(e)	935,103	1,000
Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares (d)(e)	935,103	1,000
RealSelf, Inc., Series C, convertible preferred shares (a)(d)(e)	3,468,862	2,498
		21,740

Health care 0.01%
Candid Therapeutics, Inc., Class B, noncumulative convertible preferred shares (d)(e)	16,666,666	9,667

SMALLCAP World Fund	14

Convertible stocks (continued)	Shares	Value (000)

Industrials 0.00%
Long Wall Co., Class A-10, noncumulative convertible preferred shares (d)(e)	1,427,680	$998
Long Wall Co., Class A-8, noncumulative convertible preferred shares (d)(e)	881,856	616
		1,614
Total convertible stocks (cost: $223,201,000)		191,914
Convertible bonds & notes 0.07%	Principal amount (000)
Information technology 0.07%
PayClip, Inc., convertible notes, 4.50% PIK 12/15/2028 (d)(e)(i)	USD25,032	31,330
Wolfspeed, Inc., convertible notes, 2.50% 6/15/2031 (d)	5,997	14,326
Wolfspeed, Inc., convertible notes, 2.50% 6/15/2031 (g)	2,307	5,537
		51,193

Real estate 0.00%
Genova Property Group AB, convertible notes, 6.75% 3/19/2029 (d)	SEK20,000	2,284

Health care 0.00%
ClearNote Health, Inc., convertible notes, 8.00% 11/02/2025 (a)(d)(e)	USD2,000	2,000
Total convertible bonds & notes (cost: $37,978,000)		55,477
Bonds, notes & other debt instruments 0.02%
Corporate bonds, notes & loans 0.02%
Information technology 0.02%
Kandou Holding SA, Term Loan, 7.00% 12/1/2025 (d)(e)(j)	5,000	5,000
Wolfspeed, Inc. 12.00% PIK or 7.00% Cash 6/15/2031 (7.00% on 12/15/2030) (i)(k)	9,072	8,029
Total corporate bonds, notes & loans		13,029
Total bonds, notes & other debt instruments (cost: $15,961,000)		13,029
Short-term securities 4.39%	Shares
Money market investments 3.82%
Capital Group Central Cash Fund 4.17% (a)(l)	31,066,598	3,106,660

Money market investments purchased with collateral from securities on loan 0.57%
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.99% (l)(m)	69,300,000	69,300
Fidelity Investments Money Market Government Portfolio, Class I 4.04% (l)(m)	64,700,000	64,700
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.05% (l)(m)	64,700,000	64,700
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.03% (l)(m)	55,500,000	55,500
Capital Group Central Cash Fund 4.17% (a)(l)(m)	548,203	54,820
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.00% (l)(m)	50,800,000	50,800
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.09% (l)(m)	50,800,000	50,800
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.05% (l)(m)	42,734,398	42,735
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.06% (l)(m)	9,200,000	9,200
		462,555
Total short-term securities (cost: $3,568,962,000)		3,569,215
Total investment securities 100.75% (cost: $55,501,946,000)		81,947,692
Other assets less liabilities (0.75)%		(608,108)
Net assets 100.00%		$81,339,584

15	SMALLCAP World Fund

Investments in affiliates (a)

	Value at 10/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Common stocks 22.90%
Industrials 6.27%
Diploma PLC	$637,351	$—	$19,767	$5,839	$116,402	$739,825	$7,926
Arcosa, Inc.	192,551	158,202	—	—	7,913	358,666	555
Enpro, Inc.	146,525	150,222	49,348	(12,466)	81,830	316,763	1,774
CSW Industrials, Inc.	369,230	137,027	99,366	15,195	(132,617)	289,469	918
Cleanaway Waste Management, Ltd.	181,354	94,458	—	—	(15,424)	260,388	4,655
VSE Corp.	114,515	76,310	77,026	18,689	104,816	237,304	626
Kadant, Inc.	317,558	18	55,588	2,582	(34,933)	229,637	1,155
AZZ, Inc.	—	190,651	—	—	23,380	214,031	635
Carel Industries SpA (c)	161,583	34,163	36,644	9,244	34,268	202,614	1,686
First Advantage Corp. (b)(c)	134,846	128,755	20,906	(2,587)	(45,360)	194,748	—
CBIZ, Inc. (b)	269,764	109,468	134,651	(18,548)	(41,276)	184,757	—
Japan Elevator Service Holdings Co., Ltd.	152,080	302	—	—	25,724	178,106	1,452
NICHIAS Corp. (c)	119,388	57,504	—	—	(3,299)	173,593	4,061
Enerpac Tool Group Corp., Class A	182,112	—	31,425	10,340	(13,182)	147,845	174
ICF International, Inc.	233,124	57,841	59,938	(14,498)	(80,036)	136,493	749
Volution Group PLC	129,743	10,478	13,037	1,557	5,426	134,167	1,804
SWCC Corp. (c)	33,684	68,991	—	—	26,883	129,558	2,572
Montana Aerospace AG (b)	82,182	10,763	5,784	(3,870)	36,889	120,180	—
Cadre Holdings, Inc.	34,426	92,691	9,198	(3,091)	3,854	118,682	974
Sinfonia Technology Co., Ltd. (c)	—	77,740	14,112	3,849	45,165	112,642	1,553
R&S Group Holding AG	—	65,473	—	—	38,157	103,630	1,776
INVISIO Communications AB	40,255	45,590	13,316	(153)	14,656	87,032	524
PFISTERER Holding SE (b)(c)	—	58,975	—	—	18,114	77,089	—
Mader Group, Ltd.	33,419	11,260	—	—	24,730	69,409	723
Limbach Holdings, Inc. (b)(c)	—	71,755	—	—	(9,085)	62,670	—
Shaily Engineering Plastics, Ltd.	—	47,274	—	—	14,488	61,762	57
Instalco AB	71,153	36,801	24,517	(6,555)	(20,669)	56,213	1,521
Einride AB (b)(d)(e)	—	18,275	—	—	4,445	22,720	—
Einride AB (EUR denominated) (b)(d)(e)	3,169	—	—	—	15,357	18,526	—
Byrna Technologies, Inc. (b)(c)	—	36,558	1,578	(645)	4,241	38,576	—
Karnell Group AB (b)	16,808	—	—	—	6,346	23,154	—
Harmonic Drive Systems, Inc. (c)(n)	126,232	11,942	87,092	(45,611)	13,610	—	281
CECO Environmental Corp. (b)(n)	49,600	5,409	13,877	5,040	39,606	—	—
Comfort Systems USA, Inc. (n)	704,593	—	265,902	225,808	413,951	—	2,680
DO & CO AG, non-registered shares (n)	117,687	—	90,824	48,404	1,846	—	852
Wizz Air Holdings PLC (b)(c)(n)	116,825	57,155	120,411	(68,462)	34,784	—	—
Interpump Group SpA (n)	379,645	20,978	195,535	(85,469)	27,402	—	1,107
Saia, Inc. (b)(n)	595,387	12,481	236,821	150,981	(288,053)	—	—
AZEK Co., Inc. (The), Class A (b)(o)	421,987	—	336,370	148,583	(234,200)	—	—
Hensoldt AG (c)(n)	209,110	3,541	350,878	186,087	137,551	—	1,191
Fasadgruppen Group AB (o)	10,136	—	7,562	(10,139)	7,565	—	195
Munters Group AB (o)	224,538	29,150	132,763	(16,394)	(104,531)	—	—
Visional, Inc. (b)(n)	170,663	33,698	104,216	1,288	17,464	—	—
Green Landscaping Group AB (o)	26,951	—	21,544	(7,539)	2,132	—	—
Johns Lyng Group, Ltd. (o)	57,420	—	37,365	(60,734)	40,679	—	299
Judges Scientific PLC (o)	52,141	—	34,320	(9,267)	(8,554)	—	328
Herc Holdings, Inc. (n)	104,565	238,936	148,668	(75,120)	(31,033)	—	3,631
Inox Wind, Ltd. (b)(n)	144,100	44,133	15,819	3,462	(71,405)	—	—
						5,100,249

SMALLCAP World Fund	16

Investments in affiliates (a) (continued)

	Value at 10/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Financials 3.61%
Essent Group, Ltd.	$456,771	$71,200	$20,045	$(19)	$2,885	$510,792	$9,749
Glacier Bancorp, Inc. (c)	277,140	112,731	52,556	(4,448)	18,552	351,419	8,848
360 ONE WAM, Ltd.	330,578	55,208	29,197	(1,359)	(19,108)	336,122	2,183
Baldwin Insurance Group, Inc. (The), Class A (b)(c)	116,756	257,037	—	—	(134,511)	239,282	—
JB Financial Group Co., Ltd.	125,209	24,954	5,970	1,399	55,268	200,860	9,741
Manappuram Finance, Ltd.	71,091	68,404	7,149	(2,975)	43,524	172,895	1,518
JTC PLC	134,149	32,903	32,658	(303)	37,588	171,679	1,970
Plus500, Ltd.	—	136,583	—	—	17,485	154,068	4,613
Skyward Specialty Insurance Group, Inc. (b)	90,112	50,764	—	—	12,763	153,639	—
IIFL Finance, Ltd. (b)	146,965	53,407	33,059	4,363	(23,635)	148,041	—
AUB Group, Ltd.	137,133	—	—	—	1,911	139,044	3,794
Home First Finance Company India, Ltd.	33,900	102,470	30,809	—	4,516	110,077	348
SiriusPoint, Ltd. (b)	71,700	32,110	19,293	13,370	10,653	108,540	—
Aptus Value Housing Finance India, Ltd.	117,137	—	—	—	(18,269)	98,868	1,453
Premium Group Co., Ltd.	37,278	4,541	—	—	(1,008)	40,811	876
Victory Capital Holdings, Inc., Class A (n)	177,454	7,893	—	—	30,183	—	6,138
Independent Bank Group, Inc. (o)	46,293	162,254	206,814	—	(1,733)	—	389
Boku, Inc. (b)(o)	44,468	—	44,105	(4,479)	4,116	—	—
Hellenic Exchanges - Athens Stock Exchange SA (o)	17,725	—	28,256	11,071	(540)	—	1,219
Goosehead Insurance, Inc., Class A (n)	174,309	—	22,958	(1,522)	(24,208)	—	11,536
BFF Bank SpA (b)(n)	113,398	15,195	41,471	(6,983)	8,051	—	—
						2,936,137
Information technology 5.04%
Lumentum Holdings, Inc. (b)(c)	—	345,649	98,922	38,075	371,817	656,619	—
Kokusai Electric Corp. (c)	412,504	71,859	70,530	(23,838)	125,891	515,886	4,494
Impinj, Inc. (b)	346,479	125,118	—	—	(52,511)	419,086	—
eMemory Technology, Inc.	500,365	5,376	57,806	16,271	(111,375)	352,831	4,111
Allegro MicroSystems, Inc. (b)	114,180	143,515	46,817	9,979	59,099	279,956	—
Maruwa Co., Ltd. (c)	283,807	89,806	117,251	42,641	(50,805)	248,198	588
Dexerials Corp. (c)	219,747	—	—	—	18,617	238,364	6,284
Ncino, Inc. (b)(c)	93,808	194,420	19,072	(8,105)	(48,835)	212,216	—
Viavi Solutions, Inc. (b)	125,878	11,254	—	—	52,653	189,785	—
Insight Enterprises, Inc. (b)	561,492	65,042	201,060	(50,352)	(191,517)	183,605	—
Alkami Technology, Inc. (b)	147,604	42,033	31,832	14,645	(36,723)	135,727	—
Megaport, Ltd. (b)	64,292	855	—	—	68,515	133,662	—
PAR Technology Corp. (b)(c)	79,165	79,532	30,967	1,963	(21,278)	108,415	—
PAR Technology Corp. (b)(o)	43,685	—	32,420	—	(11,265)	—	—
Kitron ASA	—	83,027	—	—	9,908	92,935	145
Netskope, Inc., Class A (b)	—	75,122	—	—	14,748	89,870	—
Rogers Corp. (b)	—	86,661	—	—	1,526	88,187	—
Appier Group, Inc. (c)	20,581	61,399	—	—	3,788	85,768	59
Riken Keiki Co., Ltd. (c)	55,683	22,317	1,249	(508)	(10,395)	65,848	972
Noventiq Holdings PLC (GDR) (b)(d)(g)	26,863	—	—	—	(20,738)	6,125	—
Noventiq Holdings PLC (GDR) (b)(d)	25	—	—	—	(19)	6	—
ALTEN SA, non-registered shares (o)	211,978	—	157,529	(73,637)	19,188	—	—
Silicon Laboratories, Inc. (b)(n)	175,680	35,724	158,018	39,824	(2,043)	—	—
Money Forward, Inc. (b)(c)(n)	177,985	—	52,742	(23,675)	(181)	—	—
Tri Chemical Laboratories, Inc. (o)	63,038	—	45,655	(4,089)	(13,294)	—	585
SHIFT, Inc. (b)(n)	88,147	41,075	111,538	23,952	13,305	—	—

17	SMALLCAP World Fund

Investments in affiliates (a) (continued)

	Value at 10/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Global Unichip Corp. (n)	$241,391	$9,066	$45,430	$16,405	$37,590	$—	$3,143
Softcat PLC (n)	269,109	9,956	81,019	(8,819)	9,372	—	7,830
Vitec Software Group AB, Class B (c)(n)	164,554	14,461	88,319	5,676	(45,333)	—	777
Kulicke and Soffa Industries, Inc. (n)	212,083	—	80,475	(53,454)	18,987	—	2,746
Tanla Platforms, Ltd. (o)	79,209	—	52,739	13,374	(39,844)	—	381
SINBON Electronics Co., Ltd. (n)	143,736	5,694	87,819	(11,042)	(16,262)	—	1,538
SmartCraft ASA, Class A (b)(n)	41,751	—	24,754	4,169	(10,505)	—	—
GFT Technologies SE (o)	35,308	288	34,732	(16,391)	15,527	—	47
Alphawave IP Group PLC (b)(o)	32,628	47,982	127,169	47,117	(558)	—	—
Esker SA (o)	139,559	—	128,834	30,575	(41,300)	—	—
A&D HOLON Holdings Co., Ltd. (o)	26,355	—	24,206	(8,539)	6,390	—	203
						4,103,089
Consumer discretionary 2.85%
TopBuild Corp. (b)	880,892	65,884	101,883	49,819	(86,537)	808,175	—
Cavco Industries, Inc. (b)	273,188	9,535	—	—	100,580	383,303	—
Metaplanet, Inc. (b)(c)	—	244,905	14,768	3,048	4,875	238,060	—
Patrick Industries, Inc. (c)	89,628	165,414	49,064	(11,272)	25,168	219,874	3,112
DPC Dash, Ltd. (b)	104,884	—	9,607	2,519	8,264	106,060	—
Century Communities, Inc.	155,706	—	—	—	(59,891)	95,815	1,708
Cairn Homes PLC (GBP denominated)	—	63,275	—	—	(1,290)	61,985	2,542
Cairn Homes PLC (EUR denominated)	61,069	—	30,350	15,684	(13,608)	32,795	1,606
Genda, Inc. (b)(c)	80,345	30,220	—	—	(29,971)	80,594	—
Domino’s Pizza Group PLC	105,746	—	—	—	(35,336)	70,410	3,845
Aditya Vision, Ltd.	60,863	32,407	34,432	352	3,596	62,786	126
Tsuburaya Fields Holdings, Inc. (c)	55,599	16,024	3,675	(59)	(8,307)	59,582	954
Watches of Switzerland Group PLC (b)	113,737	9,113	38,172	(26,332)	1,097	59,443	—
Beazer Homes USA, Inc. (b)	56,716	—	—	—	(15,968)	40,748	—
BNN Technology PLC (b)(d)	— (h)	—	—	—	— (h)	— (h)	—
Dine Brands Global, Inc. (o)	26,517	4,590	19,994	(15,402)	4,289	—	943
Melco Resorts & Entertainment, Ltd. (ADR) (b)(o)	200,228	3,567	147,338	(26,764)	(29,693)	—	—
Wyndham Hotels & Resorts, Inc. (n)	321,018	79,748	113,821	7,750	3,392	—	6,470
YETI Holdings, Inc. (b)(n)	214,906	—	145,857	346	(48,113)	—	—
IDP Education, Ltd. (n)	—	84,066	18,267	(24,873)	6,850	—	598
Victoria PLC (o)	10,425	—	3,885	(25,646)	19,106	—	—
Tube Investments of India, Ltd. (n)	542,978	11,100	71,009	38,484	(219,142)	—	409
Boot Barn Holdings, Inc. (b)(n)	344,641	47,933	267,754	100,527	(151,917)	—	—
Pets at Home Group PLC (o)	140,017	—	96,220	(62,580)	18,783	—	1,127
Auction Technology Group PLC (b)(n)	54,588	—	20,611	(53,973)	42,541	—	—
Traeger, Inc. (b)(o)	23,919	—	8,239	(11,418)	(4,262)	—	—
Shoei Co., Ltd. (n)	66,850	—	30,852	(26,531)	8,903	—	929
Jack in the Box, Inc. (o)	74,771	—	30,074	(113,362)	68,665	—	1,414
Malibu Boats, Inc., Class A (b)(n)	62,986	—	22,284	(19,039)	9,156	—	—
Champion Homes, Inc. (b)(n)	189,856	243,551	134,997	(75,437)	(41,578)	—	—
Lottomatica Group SpA (n)	217,650	909	136,405	65,761	157,296	—	5,026
CAVA Group, Inc. (b)(c)(n)	718,643	59,306	158,158	106,368	(396,881)	—	—
Rusta AB (c)(n)	94,781	—	40,500	8,606	(21,832)	—	982
tonies SE, Class A (b)(c)(n)	48,978	—	11,630	(1,332)	8,468	—	—
Genius Sports, Ltd. (b)(n)	79,672	24,498	69,170	27,863	24,568	—	—
						2,319,630

SMALLCAP World Fund	18

Investments in affiliates (a) (continued)

	Value at 10/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Health care 1.44%
NewAmsterdam Pharma Co. NV (b)(c)	$—	$191,776	$—	$—	$52,696	$244,472	$—
IDEAYA Biosciences, Inc. (b)	69,602	91,741	15,565	(4,343)	18,277	159,712	—
BONESUPPORT Holding AB (b)	158,457	—	8,012	4,590	176	155,211	—
DiaSorin SpA	124,784	57,658	—	—	(40,047)	142,395	1,580
Addus HomeCare Corp. (b)	—	154,540	24,591	(4,243)	2,819	128,525	—
Rapport Therapeutics, Inc. (b)	53,300	41,800	21,000	—	26,955	101,055	—
Gubra AS (c)	95,887	—	—	—	(19,046)	76,841	12,044
Phreesia, Inc. (b)	59,096	14,461	—	—	175	73,732	—
KalVista Pharmaceuticals, Inc. (b)	39,072	—	2,374	52	1,953	38,703	—
Entero Healthcare Solutions, Ltd. (b)	32,642	5,519	—	—	(8,566)	29,595	—
Vicore Pharma Holding AB (b)	—	10,033	—	—	6,630	16,663	—
Haemonetics Corp. (b)(o)	206,241	20,804	172,238	7,964	(62,771)	—	—
Xenon Pharmaceuticals, Inc. (b)(n)	206,694	23,574	67,647	(6,482)	(2,558)	—	—
NovoCure, Ltd. (b)(n)	101,963	35,026	95,621	(57,700)	42,172	—	—
Allogene Therapeutics, Inc. (b)(o)	19,310	15,277	15,547	(19,730)	690	—	—
Tandem Diabetes Care, Inc. (b)(o)	165,549	2,783	109,749	(60,191)	1,608	—	—
Surgical Science Sweden AB (b)(c)(n)	40,953	—	33,414	(31,984)	27,437	—	—
agilon health, Inc. (b)(n)	92,639	28,234	66,926	(54,585)	9,117	—	—
Structure Therapeutics, Inc. (ADR) (b)(o)	189,715	6,262	94,843	(104,754)	3,620	—	—
Establishment Labs Holdings, Inc. (b)(c)(n)	58,089	18,576	37,865	(15,572)	6,374	—	—
Praxis Precision Medicines, Inc. (b)(o)	51,099	—	27,730	(21,437)	(1,932)	—	—
Semler Scientific, Inc. (b)(c)(n)	—	41,784	9,690	(11,546)	(8,991)	—	—
						1,166,904
Materials 1.67%
Sandstorm Gold, Ltd.	142,777	—	—	—	155,151	297,928	1,709
APL Apollo Tubes, Ltd.	283,527	—	—	—	1,337	284,864	988
Materion Corp.	162,480	20,684	—	—	16,896	200,060	899
Sumitomo Bakelite Co., Ltd.	142,688	52,387	21,482	(866)	23,017	195,744	3,337
SigmaRoc PLC (b)	—	81,616	—	—	63,043	144,659	—
TriMas Corp.	—	110,812	—	—	861	111,673	—
Ramkrishna Forgings, Ltd.	146,822	23,094	4,809	(3,381)	(78,740)	82,986	304
Asahi Yukizai Corp. (c)	40,066	—	—	—	3,715	43,781	1,077
Fujimi, Inc. (c)(n)	73,220	—	33,100	(6,698)	(2,537)	—	1,029
MEC Co., Ltd. (o)	41,325	—	25,920	(14,619)	(786)	—	254
Major Drilling Group International, Inc. (o)	27,726	—	26,821	(1,949)	1,044	—	—
						1,361,695
Consumer staples 0.34%
Kotobuki Spirits Co., Ltd. (c)	149,054	27,297	36,389	(2,924)	500	137,538	2,602
Fever-Tree Drinks PLC	32,886	76,792	—	—	701	110,379	1,242
Humble Group AB (b)(c)	34,618	3,068	—	—	(10,600)	27,086	—
Grocery Outlet Holding Corp. (b)(o)	139,316	—	108,894	(96,046)	65,624	—	—
Redcare Pharmacy NV, non-registered shares (b)(c)(n)	172,116	32,240	54,619	(8,258)	(56,465)	—	—
WK Kellogg Co. (o)	28,676	54,978	101,054	15,762	1,638	—	2,223
						275,003
Communication services 1.09%
Nippon Television Holdings, Inc.	110,883	260,407	—	—	167,283	538,573	4,168
Hemnet Group AB	151,022	51,672	23,667	11,980	(64,910)	126,097	625
Baltic Classifieds Group PLC	119,099	—	15,809	3,932	376	107,598	1,149
Trustpilot Group PLC (b)	31,743	65,604	—	—	(4,609)	92,738	—

19	SMALLCAP World Fund

Investments in affiliates (a) (continued)

	Value at 10/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Starz Entertainment Corp. (b)	$—	$21,081	$—	$—	$(1,391)	$19,690	$—
Future PLC (n)	77,335	—	21,507	970	(26,109)	—	238
Magnite, Inc. (b)(c)(n)	—	175,246	124,161	33,894	49,742	—	—
						884,696
Energy 0.38%
Weatherford International	96,874	277,376	55,380	(10,072)	(9,611)	299,187	3,490
Savannah Energy PLC (b)(c)(d)	26,989	2,080	—	—	(17,540)	11,529	—
Vallourec SA (c)(n)	198,929	—	55,226	12,423	37,702	—	19,377
MEG Energy Corp. (n)	263,996	10,098	71,769	2,808	14,330	—	3,853
						310,716
Real estate 0.21%
Altus Group, Ltd. (c)	143,576	16,209	44,133	3,181	462	119,295	1,310
K-Fast Holding AB, Class B (b)	46,247	—	—	—	(18,511)	27,736	—
Prisma Properties AB (b)	25,775	—	—	—	(1,358)	24,417	—
Embassy Office Parks REIT (n)	232,579	—	84,150	308	(2,454)	—	10,964
Poly Property Services Co., Ltd., Class H (n)	—	50,780	—	—	3,753	—	2,257
SRE Holdings Corp. (c)(n)	39,823	—	13,150	(14,463)	3,121	—	115
Safestore Holdings PLC REIT (n)	132,224	21,159	90,087	(15,159)	(15,134)	—	3,859
UMH Properties, Inc. REIT (n)	35,323	61,401	23,119	(6,841)	(13,888)	—	2,843
						171,448
Utilities 0.00%
Mytrah Energy, Ltd. (b)(d)	— (h)	—	—	—	— (h)	— (h)	—
Total common stocks						18,629,567
Preferred securities 0.23%
Information technology 0.07%
Skyryse, Inc., Series B, preferred shares (b)(d)(e)	36,627	—	—	—	7,939	44,566	—
Skyryse, Inc., Series C, preferred shares (b)(d)(e)	—	15,314	—	—	—	15,314	—
						59,880
Financials 0.07%
PPRO Holding GmbH, Series B-1, 8.00% preferred shares (b)(d)(e)	47,941	—	—	—	7,152	55,093	—
Industrials 0.07%
Einride AB, Series B, preferred shares (b)(d)(e)	9,649	—	—	—	46,764	56,413	—
Einride AB, Series A, preferred shares (b)(d)(e)	87	—	—	—	420	507	—
						56,920
Health care 0.02%
ClearNote Health, Inc., Series C, 5.00% noncumulative preferred shares (b)(d)(e)	10,565	—	—	—	1,843	12,408	—
Total preferred securities						184,301
Convertible stocks 0.15%
Materials 0.15%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	—	98,357	—	—	23,660	122,017	3,191
Information technology 0.00%
RealSelf, Inc., Series C, convertible preferred shares (d)(e)	3,746	—	—	—	(1,248)	2,498	—
Total convertible stocks						124,515

SMALLCAP World Fund	20

Investments in affiliates (a) (continued)

	Value at 10/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Convertible bonds & notes 0.00%
Information technology 0.00%
Alphawave IP Group PLC, convertible notes, 3.75% 3/1/2030 (o)	$—	$5,000	$7,227	$2,227	$—	$—	$118
PayClip, Inc., convertible notes, 4.50% PIK 12/15/2028 (d)(e)(i)(n)	26,787	1,304	—	—	3,239	—	1,306
						—
Health care 0.00%
ClearNote Health, Inc., convertible notes, 8.00% 10/28/2025 (d)(e)	2,000	—	—	—	—	2,000	160
Total convertible bonds & notes						2,000
Short-term securities 3.89%
Money market investments 3.82%
Capital Group Central Cash Fund 4.17% (l)	3,396,935	8,487,182	8,777,208	134	(383)	3,106,660	138,265
Money market investments purchased with collateral from securities on loan 0.07%
Capital Group Central Cash Fund 4.17% (l)(m)	39,774	15,046 (p)				54,820	— (q)
Total short-term securities						3,161,480
Total 27.17%				$(114,379)	$185,738	$22,101,863	$405,079
Restricted securities (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
PsiQuantum Corp., Series D, preferred shares (b)(d)	5/28/2021	$35,000	$54,885	0.07%
PsiQuantum Corp., Series E, preferred shares (b)(d)	8/29/2025	50,000	50,000	0.06
Einride AB, Series B, preferred shares (a)(b)(d)	3/23/2021-5/6/2021	18,753	56,413	0.07
Einride AB (a)(b)(d)	7/14/2025	18,275	22,720	0.03
Einride AB (EUR denominated) (a)(b)(d)	7/16/2021-2/1/2023	10,542	18,526	0.02
Einride AB, Series A, preferred shares (a)(b)(d)	10/11/2021	312	507	0.00 (r)
Pine Labs Pte., Ltd. (b)(d)	5/12/2021	28,710	35,351	0.05
Pine Labs Pte., Ltd., Series J, cumulative preferred shares (b)(d)	5/12/2021	21,291	26,215	0.03
Tekion Corp., Series B, preferred shares (b)(d)	8/20/2025	56,846	56,846	0.07
Tekion Corp., Series A, preferred shares (b)(d)	8/20/2025	3,154	3,154	0.00 (r)
Skyryse, Inc., Series B, preferred shares (a)(b)(d)	10/21/2021	40,700	44,566	0.05
Skyryse, Inc., Series C, preferred shares (a)(b)(d)	9/16/2025	15,314	15,314	0.02
PPRO Holding GmbH, Series B-1, 8.00% preferred shares (a)(b)(d)	1/28/2021	48,694	55,093	0.07
Zipline International, Inc., Series G, preferred shares (b)(d)	6/7/2024	50,000	51,172	0.06
QuintoAndar, Ltd., Series E-1, preference shares (b)(d)	12/20/2021	50,000	50,373	0.06
TAE Technologies, Inc., Series 11, 4.00% perpetual cumulative convertible preferred shares (d)	8/27/2024	26,493	30,000	0.04
TAE Technologies, Inc., Series 12, 4.00% perpetual convertible preferred shares (d)	8/21/2024	6,412	6,876	0.01
InSilico Medicine Cayman TopCo, Series D, preferred shares (b)(d)	5/13/2022-7/18/2022	23,685	31,273	0.04
InSilico Medicine Cayman TopCo, Series E, preferred shares (b)(d)	4/23/2025	3,770	3,770	0.00 (r)
PayClip, Inc., convertible notes, 4.50% PIK 12/15/2028 (d)(i)	5/29/2024-9/15/2025	26,867	31,330	0.04
ANDPAD, Inc., Series D, preferred shares (b)(d)	6/30/2022	19,506	27,402	0.03
SiFive, Inc., Series F, preferred shares (b)(d)	3/16/2022	25,000	21,918	0.03

21	SMALLCAP World Fund

Restricted securities (e) (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Sail Biomedicines, Inc., Series B, 6.00% preferred shares (b)(d)	8/10/2021	$50,000	$21,393	0.03%
KRY International AB, Series A (b)(d)	5/13/2021	60,425	21,045	0.03
Dock, Ltd. (b)(d)	10/19/2020	26,000	19,997	0.02
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares (d)	2/18/2022	12,179	15,922	0.02
Tarana Wireless, Inc., Series 8, noncumulative convertible preferred shares (d)	9/2/2025	1,320	1,320	0.00 (r)
Tarana Wireless, Inc., Series 7A, noncumulative convertible preferred shares (d)	9/2/2025	1,000	1,000	0.00 (r)
Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares (d)	9/2/2025	1,000	1,000	0.00 (r)
Workrise Technologies, Inc., Series E, preferred shares (b)(d)	3/8/2021	40,000	15,923	0.02
StockX, Inc., Series E-1, preferred shares (b)(d)	4/15/2021	20,000	7,409	0.01
StockX, Inc. (b)(d)	4/5/2021	14,682	5,394	0.01
StockX, Inc., Series AA, preferred shares (b)(d)	4/5/2021	5,203	1,912	0.00 (r)
StockX, Inc., Series B, preferred shares (b)(d)	4/5/2021	281	103	0.00 (r)
ClearNote Health, Inc., Series C, 5.00% noncumulative preferred shares (a)(b)(d)	4/26/2021	15,101	12,408	0.02
ClearNote Health, Inc., convertible notes, 8.00% 11/02/2025 (a)(d)	12/1/2022	2,000	2,000	0.00 (r)
Patreon, Inc., Series E, preferred shares (b)(d)	9/1/2020	11,944	8,399	0.01
Patreon, Inc., Class B (b)(d)	10/26/2020-10/27/2020	3,255	2,285	0.01
Patreon, Inc., Series SEED, noncumulative preferred shares (b)(d)	9/16/2020	2,790	1,962	0.00 (r)
Candid Therapeutics, Inc., Class B, noncumulative convertible preferred shares (d)	8/27/2024	20,000	9,667	0.01
Outreach Corp., Series G, preferred shares (b)(d)	5/27/2021	45,482	8,967	0.01
Yotpo, Ltd., Series F, preferred shares (b)(d)	2/25/2021	18,329	4,083	0.01
Yotpo, Ltd. (b)(d)	3/16/2021	5,475	1,284	0.00 (r)
Yotpo, Ltd., Series B, preferred shares (b)(d)	3/16/2021	2,322	545	0.00 (r)
Yotpo, Ltd., Series C, preferred shares (b)(d)	3/16/2021	2,211	518	0.00 (r)
Yotpo, Ltd., Series A-1, preferred shares (b)(d)	3/16/2021	1,483	348	0.00 (r)
Yotpo, Ltd., Series A, preferred shares (b)(d)	3/16/2021	723	169	0.00 (r)
Yotpo, Ltd., Series C-1, preferred shares (b)(d)	3/16/2021	613	144	0.00 (r)
Yotpo, Ltd., Series D, preferred shares (b)(d)	3/16/2021	341	80	0.00 (r)
Yotpo, Ltd., Series B-1, preferred shares (b)(d)	3/16/2021	273	64	0.00 (r)
Kandou Holding SA, Term Loan, 7.00% 12/1/2025 (d)(j)	8/20/2024	5,000	5,000	0.01
Kandou Holding SA, Series D, preferred shares (b)(d)	11/17/2021-8/18/2023	30,800	44	0.00 (r)
Kandou Holding SA, warrants, expire 8/18/2028 (b)(d)	8/18/2023	— (h)	— (h)	0.00 (r)
RealSelf, Inc., Series C, convertible preferred shares (a)(d)	4/18/2018	19,000	2,498	0.00 (r)
Long Wall Co., Class A-10, noncumulative convertible preferred shares (d)	12/14/2023	2,439	998	0.00 (r)
Long Wall Co., Class A-8, noncumulative convertible preferred shares (d)	3/24/2021	35,000	616	0.00 (r)
Foursquare Labs, Inc., Series A (b)(d)	12/3/2013	20,000	1,261	0.00 (r)
Foursquare Labs, Inc., Series A, warrants, expire 12/4/2033 (b)(d)	8/22/2014	— (h)	— (h)	0.00 (r)
Total		$1,055,995	$869,462	1.07%

SMALLCAP World Fund	22

(a)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(b)	Security did not produce income during the last 12 months.
(c)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(d)	Value determined using significant unobservable inputs.
(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(f)
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $8,512,000, which represented 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

(g)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,662,000, which represented
0.01% of the net assets of the fund.

(h)	Amount less than one thousand.
(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $5,000,000, which represented 0.01% of the net assets of the fund.

(k)	Step bond; coupon rate may change at a later date.
(l)	Rate represents the seven-day yield at 9/30/2025.
(m)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(n)	Affiliated issuer during the reporting period but no longer an affiliate at 9/30/2025. Refer to the investment portfolio for the security value at 9/30/2025.
(o)	Affiliated issuer during the reporting period but no longer held at 9/30/2025.
(p)	Represents net activity. Refer to Note 5 for more information on securities lending.
(q)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(r)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CDI = CREST Depository Interest
EUR = Euros

GBP = British pounds
GDR = Global Depositary Receipts
PIK = Payment In Kind

REIT = Real Estate Investment Trust
SEK = Swedish kronor
USD = U.S. dollars
Refer to the notes to financial statements.

23	SMALLCAP World Fund

Financial statements
Statement of assets and liabilities at September 30, 2025

(dollars in thousands)
Assets:
Investment securities, at value (includes $2,155,640 of investment securities on loan):
Unaffiliated issuers (cost: $38,910,001)	$59,845,829
Affiliated issuers (cost: $16,591,945)	22,101,863	$81,947,692
Cash		13,997
Cash denominated in currencies other than U.S. dollars (cost: $7,287)		7,260
Receivables for:
Sales of investments	159,025
Sales of fund’s shares	100,793
Dividends and interest	121,465
Securities lending income	2,249
Other	2,874	386,406
		82,355,355
Liabilities:
Collateral for securities on loan		462,555
Payables for:
Purchases of investments	124,735
Repurchases of fund’s shares	87,688
Investment advisory services	40,301
Services provided by related parties	11,030
Directors’ deferred compensation	6,255
Non-U.S. taxes	281,805
Other	1,402	553,216
Net assets at September 30, 2025		$81,339,584
Net assets consist of:
Capital paid in on shares of capital stock		$53,265,334
Total distributable earnings (accumulated loss)		28,074,250
Net assets at September 30, 2025		$81,339,584
Refer to the notes to financial statements.

SMALLCAP World Fund	24

Financial statements (continued)
Statement of assets and liabilities at September 30, 2025 (continued)

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock — 2,000,000 shares,
$.01 par value (1,063,862 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$28,069,520	373,970	$75.06
Class C	285,648	4,717	60.55
Class T	15	— *	76.20
Class F-1	405,943	5,500	73.81
Class F-2	9,994,301	129,122	77.40
Class F-3	7,067,845	91,882	76.92
Class 529-A	1,606,595	21,770	73.80
Class 529-C	28,008	453	61.87
Class 529-E	49,375	703	70.26
Class 529-T	20	— *	75.98
Class 529-F-1	12	— *	75.81
Class 529-F-2	305,683	4,051	75.46
Class 529-F-3	58	1	75.57
Class R-1	40,093	637	62.94
Class R-2	429,352	6,797	63.17
Class R-2E	35,724	495	72.21
Class R-3	679,933	9,733	69.86
Class R-4	557,601	7,494	74.41
Class R-5E	217,255	2,860	75.97
Class R-5	270,150	3,418	79.04
Class R-6	31,296,453	400,259	78.19
*
Amount less than one thousand.
Refer to the notes to financial statements.

25	SMALLCAP World Fund

Financial statements (continued)
Statement of operations for the year ended September 30, 2025

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $54,010; also includes $403,495 from affiliates)	$981,983
Securities lending income (net of fees)	28,215
Interest (includes $1,584 from affiliates)	6,084	$1,016,282
Fees and expenses*:
Investment advisory services	455,333
Distribution services	82,896
Transfer agent services	53,692
Administrative services	22,633
529 plan services	1,028
Reports to shareholders	1,310
Registration statement and prospectus	1,757
Directors’ compensation	1,098
Auditing and legal	209
Custodian	7,540
State and local taxes	1
Other	1,015	628,512
Net investment income		387,770
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $87,735):
Unaffiliated issuers	3,493,466
Affiliated issuers	(114,379)
Currency transactions	7,740	3,386,827
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $275,908):
Unaffiliated issuers	1,168,650
Affiliated issuers	185,738
Currency translations	1,074	1,355,462
Net realized gain (loss) and unrealized appreciation (depreciation)		4,742,289
Net increase (decrease) in net assets resulting from operations		$5,130,059
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Statements of changes in net assets

(dollars in thousands)
	Year ended September 30,
	2025	2024

Operations:
Net investment income	$387,770	$380,991
Net realized gain (loss)	3,386,827	241,736
Net unrealized appreciation (depreciation)	1,355,462	12,921,795
Net increase (decrease) in net assets resulting from operations	5,130,059	13,544,522
Distributions paid to shareholders	(598,203)	(570,870)
Net capital share transactions	(269,313)	415,170
Total increase (decrease) in net assets	4,262,543	13,388,822
Net assets:
Beginning of year	77,077,041	63,688,219
End of year	$81,339,584	$77,077,041
Refer to the notes to financial statements.

SMALLCAP World Fund	26

Notes to financial statements
1. Organization

SMALLCAP World Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital. Shareholders approved a proposal to reorganize the fund from a Maryland corporation to a Delaware statutory trust. The reorganization may be completed in the next year; however, the fund reserves the right to delay the implementation.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

27	SMALLCAP World Fund

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

SMALLCAP World Fund	28

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of September 30, 2025, were as follows (dollars in thousands):

29	SMALLCAP World Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$19,605,445	$—	$41,246	$19,646,691
Financials	12,619,398	171,533	35,351	12,826,282
Information technology	11,838,788	283,078	31,880	12,153,746
Consumer discretionary	12,080,381	—	5,394	12,085,775
Health care	8,327,800	—	21,045	8,348,845
Materials	4,013,150	—	—	4,013,150
Consumer staples	2,638,816	—	—	2,638,816
Communication services	2,045,729	—	—	2,045,729
Energy	1,692,262	—	11,529	1,703,791
Real estate	1,330,189	—	—	1,330,189
Utilities	623,701	—	— [1]	623,701
Preferred securities	67,915	—	633,372	701,287
Rights & warrants	55	—	— [1]	55
Convertible stocks	122,017	—	69,897	191,914
Convertible bonds & notes	—	5,537	49,940	55,477
Bonds, notes & other debt instruments	—	8,029	5,000	13,029
Short-term securities	3,569,215	—	—	3,569,215
Total	$80,574,861	$468,177	$904,654	$81,947,692
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended
September 30, 2025 (dollars in thousands):
	Beginning value at 10/1/2024	Transfers into Level 3[2]	Purchases	Sales	Net realized gain (loss)[3]	Unrealized appreciation (depreciation)[3]	Transfers out of Level 3[2]	Ending value at 9/30/2025
Investment securities	$780,767	$11,766	$93,729	$ (131,931)	$ —	$175,595	$ (25,272)	$904,654
Net unrealized appreciation during the period on Level 3 investment securities held at September 30, 2025								$150,966
1
Amount less than one thousand
2
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
3
Net realized gain (loss) and unrealized appreciation (depreciation) are included in the related amounts on investments in the fund’s statement of operations.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The table on the following page provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

SMALLCAP World Fund	30

	Value at 9/30/2025	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Common stocks	$146,445	Market comparables	EV/EBITDA multiple	57.6x	57.6x	Increase
			EV/Sales multiple	2.0x - 6.7x	4.8x	Increase
			Discount to EV/Sales multiple	11%	11%	Decrease
			Net adjustment (decrease) based on movement of market comparables	5% - 54%	29%	Decrease
			DLOM	5% - 15%	7%	Decrease
			Risk discount	10% - 25%	23%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
Preferred securities	$633,372	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Discounted cash flow	WACC	9% - 12%	10%	Decrease
			Risk discount	10% - 96%	52%	Decrease
		Market comparables	EV/EBITDA multiple	57.6x	57.6x	Increase
			EV/Sales multiple	3.1x - 9.4x	6.5x	Increase
			EV/Gross Profit multiple	14.0x - 15.1x	14.8x	Increase
			Net adjustment (decrease) based on movement of market comparables	4%	4%	Decrease
			Premium to EV/Gross Profit multiple	15%	15%	Increase
			DLOM	5% - 16%	9%	Decrease
			Risk discount	10% - 25%	16%	Decrease
		Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
Rights & warrants	$— [3]	Black-Scholes	Underlying share price	Not applicable	Not applicable	Not applicable
			Implied volatility	30%	30%	Increase
		Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
Convertible stocks	$69,897	Market comparables	EV/Sales multiple	1.7x	1.7x	Increase
			Net adjustment (decrease) based on movement of market comparables	52%	52%	Decrease
			DLOM	16%	16%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
Convertible bonds & notes	$49,940	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	10%	10%	Decrease
		Accreted value method	Redemption price	Not applicable	Not applicable	Not applicable
			Yield	15%	15%	Decrease
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
Bonds, notes & other debt instruments	$5,000	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
	$904,654
1
Weighted average is by relative fair value.
2
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
3
Amount less than one thousand.

31	SMALLCAP World Fund

Key to abbreviations
DLOM = Discount for lack of marketability
EBITDA = Earnings before interest, tax, depreciation, and amortization
EV = Enterprise value
WACC = Weighted average cost of capital
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less

SMALLCAP World Fund	32

developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of September 30, 2025, the total value of securities on loan was $2,155,640,000, and the total value of collateral received was $2,266,424,000. Collateral received includes cash of $462,555,000 and U.S. government securities of $1,803,869,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

33	SMALLCAP World Fund

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended September 30, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended September 30, 2025, the fund recognized $596,000 in EU reclaims (net of $17,000 in fees and the effect of realized gain or loss from currency translations) related to European court rulings, which is included in dividend income in the fund’s statement of operations. For U.S. income tax purposes, EU reclaims received by the fund reduce the amount of foreign taxes that a fund may pass through to its shareholders to be utilized as tax deductions or credit on their income tax returns. If the fund receives EU reclaims and either does not pass through foreign taxes in the current year or EU reclaims received exceed foreign taxes for the year, and the fund previously passed through the refunded EU taxes to its shareholders, the fund will enter into a closing agreement with the Internal Revenue Service in order to satisfy potential tax liability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; net capital losses and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
During the year ended September 30, 2025, the fund reclassified $152,716,000 from total distributable earnings to capital paid in on shares of capital stock to align financial reporting with tax reporting. The fund also utilized capital loss carryforward of $910,931,000.
As of September 30, 2025, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$697,452
Undistributed long-term capital gains	3,189,434
Post-October capital loss deferral*	(718,968)
Gross unrealized appreciation on investments	27,684,456
Gross unrealized depreciation on investments	(2,498,822)
Net unrealized appreciation (depreciation) on investments	25,185,634
Cost of investments	56,762,058
*
This deferral is considered incurred in the subsequent year.

SMALLCAP World Fund	34

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):
	Year ended September 30,
Share class	2025	2024
Class A	$169,460	$178,041
Class C	115	323
Class T	— †	— †
Class F-1	2,433	2,923
Class F-2	86,995	84,892
Class F-3	63,437	55,699
Class 529-A	9,601	10,167
Class 529-C	—	—
Class 529-E	214	266
Class 529-T	— †	— †
Class 529-F-1	— †	— †
Class 529-F-2	2,450	2,342
Class 529-F-3	1	— †
Class R-1	43	136
Class R-2	253	702
Class R-2E	84	110
Class R-3	2,733	3,151
Class R-4	3,768	4,312
Class R-5E	1,703	1,588
Class R-5	2,487	2,827
Class R-6	252,426	223,391
Total	$598,203	$570,870
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.800% on the first $1 billion of daily net assets and decreasing to 0.583% on such assets in excess of $89 billion. For the year ended September 30, 2025, the investment advisory services fees were $455,333,000, which were equivalent to an annualized rate of 0.604% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

35	SMALLCAP World Fund

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of September 30, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended September 30, 2025, the 529 plan services fees were $1,028,000, which were equivalent to 0.054% of the average daily net assets of each 529 share class.
For the year ended September 30, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$66,643	$35,592	$8,098	Not applicable
Class C	2,938	391	89	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	991	752	122	Not applicable
Class F-2	Not applicable	10,976	2,864	Not applicable
Class F-3	Not applicable	48	1,953	Not applicable
Class 529-A	3,456	1,945	467	$836
Class 529-C	281	36	9	15
Class 529-E	239	29	15	26
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	168	84	151
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	381	37	11	Not applicable
Class R-2	3,143	1,458	126	Not applicable
Class R-2E	203	69	10	Not applicable
Class R-3	3,230	970	194	Not applicable
Class R-4	1,391	564	167	Not applicable
Class R-5E	Not applicable	308	61	Not applicable
Class R-5	Not applicable	145	81	Not applicable
Class R-6	Not applicable	204	8,282	Not applicable

Total class-specific expenses	$82,896	$53,692	$22,633	$1,028
*
Amount less than one thousand.

SMALLCAP World Fund	36

Directors’ deferred compensation — Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $1,098,000 in the fund’s statement of operations reflects $237,000 in current fees (either paid in cash or deferred) and a net increase of $861,000 in the value of the deferred amounts.
Affiliated officers and directors — Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or directors received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of directors. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended September 30, 2025, the fund engaged in such purchase and sale transactions with related funds in the amounts of $263,868,000 and $702,298,000, respectively, which generated $559,261,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended September 30, 2025.
8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the year ended September 30, 2025.
9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

37	SMALLCAP World Fund

10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended September 30, 2025
Class A	$1,403,871	20,362	$166,945	2,455	$(3,667,103)	(53,228)	$(2,096,287)	(30,411)
Class C	33,241	596	114	2	(100,859)	(1,817)	(67,504)	(1,219)
Class T	—	—	—	—	—	—	—	—
Class F-1	18,727	275	2,404	36	(85,424)	(1,262)	(64,293)	(951)
Class F-2	2,531,332	35,574	84,466	1,207	(3,349,821)	(48,232)	(734,023)	(11,451)
Class F-3	1,411,440	20,001	62,899	906	(1,317,877)	(18,748)	156,462	2,159
Class 529-A	131,385	1,932	9,598	144	(270,267)	(3,952)	(129,284)	(1,876)
Class 529-C	6,599	116	—	—	(13,260)	(232)	(6,661)	(116)
Class 529-E	3,867	60	213	3	(10,622)	(163)	(6,542)	(100)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	54,604	788	2,449	36	(46,901)	(673)	10,152	151
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	4,384	75	43	1	(6,504)	(112)	(2,077)	(36)
Class R-2	60,820	1,050	253	4	(116,250)	(1,999)	(55,177)	(945)
Class R-2E	6,669	102	84	1	(9,408)	(142)	(2,655)	(39)
Class R-3	102,748	1,608	2,729	43	(147,425)	(2,301)	(41,948)	(650)
Class R-4	71,551	1,047	3,767	56	(163,886)	(2,393)	(88,568)	(1,290)
Class R-5E	42,505	611	1,703	25	(44,780)	(642)	(572)	(6)
Class R-5	31,039	429	2,482	35	(73,521)	(1,011)	(40,000)	(547)
Class R-6	4,989,938	70,003	250,837	3,553	(2,341,112)	(32,831)	2,899,663	40,725
Total net increase (decrease)	$10,904,720	154,629	$590,987	8,507	$(11,765,020)	(169,738)	$(269,313)	(6,602)

Year ended September 30, 2024
Class A	$1,597,741	24,515	$175,689	2,681	$(3,378,387)	(51,876)	$(1,604,957)	(24,680)
Class C	41,836	793	322	6	(113,842)	(2,170)	(71,684)	(1,371)
Class T	—	—	—	—	—	—	—	—
Class F-1	19,217	302	2,893	45	(102,493)	(1,600)	(80,383)	(1,253)
Class F-2	2,487,708	37,015	82,502	1,223	(2,568,847)	(37,832)	1,363	406
Class F-3	1,444,644	21,648	55,326	826	(1,051,215)	(15,877)	448,755	6,597
Class 529-A	139,685	2,180	10,164	158	(264,519)	(4,113)	(114,670)	(1,775)
Class 529-C	7,516	139	—	—	(17,723)	(330)	(10,207)	(191)
Class 529-E	3,886	64	266	4	(10,203)	(166)	(6,051)	(98)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	52,226	795	2,341	36	(45,984)	(695)	8,583	136
Class 529-F-3	40	1	— †	— †	—	—	40	1
Class R-1	12,930	257	135	2	(6,076)	(112)	6,989	147
Class R-2	63,857	1,161	701	13	(111,097)	(2,028)	(46,539)	(854)
Class R-2E	6,500	106	110	2	(6,935)	(112)	(325)	(4)
Class R-3	107,748	1,774	3,148	51	(156,277)	(2,569)	(45,381)	(744)
Class R-4	83,050	1,288	4,311	66	(166,577)	(2,576)	(79,216)	(1,222)
Class R-5E	41,340	624	1,588	24	(37,478)	(569)	5,450	79
Class R-5	28,876	423	2,823	41	(78,679)	(1,151)	(46,980)	(687)
Class R-6	3,392,262	50,546	222,082	3,263	(1,563,961)	(22,954)	2,050,383	30,855
Total net increase (decrease)	$9,531,062	143,631	$564,401	8,441	$(9,680,293)	(146,730)	$415,170	5,342
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $30,109,087,000 and $30,406,022,000, respectively, during the year ended September 30, 2025.

SMALLCAP World Fund	38

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
9/30/2025	$70.82	$.22	$4.45	$4.67	$(.43 )	$—	$(.43 )	$75.06	6.62%	$28,070	1.03%	1.03%	.31%
9/30/2024	58.93	.23	12.08	12.31	(.42 )	—	(.42 )	70.82	21.01	28,639	1.04	1.04	.35
9/30/2023	51.99	.25	6.69	6.94	—	—	—	58.93	13.31	25,283	1.05	1.05	.42
9/30/2022	88.19	(.04 )	(28.76)	(28.80)	—	(7.40)	(7.40)	51.99	(35.39)	23,553	1.01	1.01	(.05 )
9/30/2021	66.23	(.37 )	23.60	23.23	—	(1.27)	(1.27)	88.19	35.35	38,095	1.02	1.02	(.44 )
Class C:
9/30/2025	57.23	(.25 )	3.59	3.34	(.02 )	—	(.02 )	60.55	5.84	286	1.78	1.78	(.45 )
9/30/2024	47.70	(.21 )	9.79	9.58	(.05 )	—	(.05 )	57.23	20.11	340	1.78	1.78	(.40 )
9/30/2023	42.40	(.16 )	5.46	5.30	—	—	—	47.70	12.48	349	1.79	1.79	(.34 )
9/30/2022	73.86	(.46 )	(23.60)	(24.06)	—	(7.40)	(7.40)	42.40	(35.86)	378	1.75	1.75	(.81 )
9/30/2021	56.04	(.82 )	19.91	19.09	—	(1.27)	(1.27)	73.86	34.36	713	1.75	1.75	(1.18)
Class T:
9/30/2025	71.92	.41	4.50	4.91	(.63 )	—	(.63 )	76.20	6.91 [5]	— [6]	.76 [5]	.76 [5]	.58 [5]
9/30/2024	59.82	.43	12.27	12.70	(.60 )	—	(.60 )	71.92	21.35 [5]	— [6]	.75 [5]	.75 [5]	.64 [5]
9/30/2023	52.73	.42	6.79	7.21	(.12 )	—	(.12 )	59.82	13.63 [5]	— [6]	.77 [5]	.77 [5]	.70 [5]
9/30/2022	89.14	.13	(29.14)	(29.01)	—	(7.40)	(7.40)	52.73	(35.21)[5]	— [6]	.76 [5]	.76 [5]	.19 [5]
9/30/2021	66.78	(.18 )	23.81	23.63	—	(1.27)	(1.27)	89.14	35.64 [5]	— [6]	.79 [5]	.79 [5]	(.21 )[5]
Class F-1:
9/30/2025	69.65	.17	4.38	4.55	(.39 )	—	(.39 )	73.81	6.58	406	1.08	1.08	.25
9/30/2024	57.95	.19	11.90	12.09	(.39 )	—	(.39 )	69.65	20.96	449	1.08	1.08	.30
9/30/2023	51.14	.22	6.59	6.81	—	—	—	57.95	13.25	446	1.08	1.08	.38
9/30/2022	86.92	(.07 )	(28.31)	(28.38)	—	(7.40)	(7.40)	51.14	(35.41)	454	1.05	1.05	(.10 )
9/30/2021	65.31	(.39 )	23.27	22.88	—	(1.27)	(1.27)	86.92	35.31	791	1.05	1.05	(.48 )
Class F-2:
9/30/2025	73.03	.40	4.59	4.99	(.62 )	—	(.62 )	77.40	6.92	9,994.77		.77	.56
9/30/2024	60.74	.42	12.47	12.89	(.60 )	—	(.60 )	73.03	21.32	10,266.77		.77	.62
9/30/2023	53.55	.43	6.88	7.31	(.12 )	—	(.12 )	60.74	13.64	8,514.77		.77	.70
9/30/2022	90.40	.14	(29.59)	(29.45)	—	(7.40)	(7.40)	53.55	(35.23)	7,311.76		.76	.20
9/30/2021	67.69	(.15 )	24.13	23.98	—	(1.27)	(1.27)	90.40	35.69	10,659.76		.76	(.18 )
Class F-3:
9/30/2025	72.58	.50	4.54	5.04	(.70 )	—	(.70 )	76.92	7.04	7,068.65		.65	.70
9/30/2024	60.36	.50	12.38	12.88	(.66 )	—	(.66 )	72.58	21.46	6,512.66		.66	.74
9/30/2023	53.22	.50	6.83	7.33	(.19 )	—	(.19 )	60.36	13.75	5,018.66		.66	.82
9/30/2022	89.80	.22	(29.40)	(29.18)	—	(7.40)	(7.40)	53.22	(35.14)	3,904.65		.65	.32
9/30/2021	67.18	(.07 )	23.96	23.89	—	(1.27)	(1.27)	89.80	35.83	5,382.66		.66	(.08 )
Class 529-A:
9/30/2025	69.64	.20	4.37	4.57	(.41 )	—	(.41 )	73.80	6.63	1,607	1.05	1.05	.29
9/30/2024	57.95	.20	11.90	12.10	(.41 )	—	(.41 )	69.64	20.95	1,647	1.07	1.07	.32
9/30/2023	51.14	.23	6.58	6.81	—	—	—	57.95	13.27	1,473	1.08	1.08	.39
9/30/2022	86.91	(.05 )	(28.32)	(28.37)	—	(7.40)	(7.40)	51.14	(35.40)	1,378	1.04	1.04	(.08 )
9/30/2021	65.29	(.38 )	23.27	22.89	—	(1.27)	(1.27)	86.91	35.31	2,227	1.04	1.04	(.47 )
Refer to the end of the table(s) for footnote(s).

39	SMALLCAP World Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
9/30/2025	$58.47	$(.28 )	$3.68	$3.40	$—	$—	$—	$61.87	5.80%	$28	1.81%	1.81%	(.48 )%
9/30/2024	48.72	(.23 )	9.98	9.75	—	—	—	58.47	20.08	33	1.81	1.81	(.44 )
9/30/2023	43.33	(.20 )	5.59	5.39	—	—	—	48.72	12.39	37	1.86	1.86	(.40 )
9/30/2022	75.34	(.51 )	(24.10)	(24.61)	—	(7.40)	(7.40)	43.33	(35.90)	44	1.81	1.81	(.87 )
9/30/2021	57.17	(.86 )	20.30	19.44	—	(1.27)	(1.27)	75.34	34.30	89	1.79	1.79	(1.22)
Class 529-E:
9/30/2025	66.32	.05	4.17	4.22	(.28 )	—	(.28 )	70.26	6.40	49	1.26	1.26	.08
9/30/2024	55.22	.08	11.32	11.40	(.30 )	—	(.30 )	66.32	20.73	53	1.26	1.26	.12
9/30/2023	48.83	.11	6.28	6.39	—	—	—	55.22	13.04	50	1.27	1.27	.19
9/30/2022	83.48	(.19 )	(27.06)	(27.25)	—	(7.40)	(7.40)	48.83	(35.53)	48	1.25	1.25	(.29 )
9/30/2021	62.89	(.53 )	22.39	21.86	—	(1.27)	(1.27)	83.48	35.04	81	1.26	1.26	(.68 )
Class 529-T:
9/30/2025	71.69	.36	4.50	4.86	(.57 )	—	(.57 )	75.98	6.85 [5]	— [6]	.83 [5]	.83 [5]	.51 [5]
9/30/2024	59.65	.37	12.24	12.61	(.57 )	—	(.57 )	71.69	21.26 [5]	— [6]	.83 [5]	.83 [5]	.57 [5]
9/30/2023	52.59	.39	6.76	7.15	(.09 )	—	(.09 )	59.65	13.55 [5]	— [6]	.83 [5]	.83 [5]	.64 [5]
9/30/2022	88.95	.10	(29.06)	(28.96)	—	(7.40)	(7.40)	52.59	(35.24)[5]	— [6]	.81 [5]	.81 [5]	.15 [5]
9/30/2021	66.67	(.22 )	23.77	23.55	—	(1.27)	(1.27)	88.95	35.60 [5]	— [6]	.84 [5]	.84 [5]	(.26 )[5]
Class 529-F-1:
9/30/2025	71.53	.31	4.49	4.80	(.52 )	—	(.52 )	75.81	6.76 [5]	— [6]	.90 [5]	.90 [5]	.45 [5]
9/30/2024	59.51	.32	12.21	12.53	(.51 )	—	(.51 )	71.53	21.17 [5]	— [6]	.90 [5]	.90 [5]	.49 [5]
9/30/2023	52.48	.34	6.74	7.08	(.05 )	—	(.05 )	59.51	13.48 [5]	— [6]	.90 [5]	.90 [5]	.56 [5]
9/30/2022	88.82	.06	(29.00)	(28.94)	—	(7.40)	(7.40)	52.48	(35.28)[5]	— [6]	.87 [5]	.87 [5]	.09 [5]
9/30/2021	66.57	(.29 )	23.81	23.52	—	(1.27)	(1.27)	88.82	35.60 [5]	— [6]	.80 [5]	.80 [5]	(.42 )[5]
Class 529-F-2:
9/30/2025	71.21	.41	4.46	4.87	(.62 )	—	(.62 )	75.46	6.91	306.76		.76	.59
9/30/2024	59.25	.41	12.16	12.57	(.61 )	—	(.61 )	71.21	21.32	278.77		.77	.63
9/30/2023	52.24	.43	6.71	7.14	(.13 )	—	(.13 )	59.25	13.65	223.75		.75	.72
9/30/2022	88.37	.14	(28.87)	(28.73)	—	(7.40)	(7.40)	52.24	(35.22)	190.76		.76	.21
9/30/2021[7,8]	65.50	(.16 )	24.30	24.14	—	(1.27)	(1.27)	88.37	37.11 [9]	274	.80 [10]	.80 [10]	(.21 )[10]
Class 529-F-3:
9/30/2025	71.32	.45	4.47	4.92	(.67 )	—	(.67 )	75.57	6.98	— [6]	.70	.70	.64
9/30/2024	59.33	.59	12.02	12.61	(.62 )	—	(.62 )	71.32	21.40	— [6]	.71	.71	.89
9/30/2023	52.32	.44	6.72	7.16	(.15 )	—	(.15 )	59.33	13.66	— [6]	.73	.73	.74
9/30/2022	88.45	.17	(28.90)	(28.73)	—	(7.40)	(7.40)	52.32	(35.19)	— [6]	.71	.71	.25
9/30/2021[7,8]	65.50	(.09 )	24.31	24.22	—	(1.27)	(1.27)	88.45	37.23 [9]	— [6]	.76 [10]	.71 [10]	(.12 )[10]
Class R-1:
9/30/2025	59.51	(.24 )	3.74	3.50	(.07 )	—	(.07 )	62.94	5.88	40	1.75	1.75	(.40 )
9/30/2024	49.73	(.19 )	10.17	9.98	(.20 )	—	(.20 )	59.51	20.15	40	1.75	1.75	(.35 )
9/30/2023	44.18	(.14 )	5.69	5.55	—	—	—	49.73	12.52	26	1.75	1.75	(.28 )
9/30/2022	76.62	(.45 )	(24.59)	(25.04)	—	(7.40)	(7.40)	44.18	(35.86)	24	1.74	1.74	(.77 )
9/30/2021	58.09	(.85 )	20.65	19.80	—	(1.27)	(1.27)	76.62	34.35	36	1.75	1.75	(1.18)
Refer to the end of the table(s) for footnote(s).

SMALLCAP World Fund	40

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
9/30/2025	$59.69	$(.24 )	$3.76	$3.52	$(.04 )	$—	$(.04 )	$63.17	5.86%	$429	1.75%	1.75%	(.41 )%
9/30/2024	49.78	(.20 )	10.19	9.99	(.08 )	—	(.08 )	59.69	20.15	462	1.75	1.75	(.36 )
9/30/2023	44.23	(.15 )	5.70	5.55	—	—	—	49.78	12.50	428	1.76	1.76	(.29 )
9/30/2022	76.71	(.48 )	(24.60)	(25.08)	—	(7.40)	(7.40)	44.23	(35.87)	412	1.76	1.76	(.81 )
9/30/2021	58.16	(.85 )	20.67	19.82	—	(1.27)	(1.27)	76.71	34.37	719	1.75	1.75	(1.17)
Class R-2E:
9/30/2025	68.16	(.08 )	4.29	4.21	(.16 )	—	(.16 )	72.21	6.18	36	1.45	1.45	(.11 )
9/30/2024	56.77	(.04 )	11.63	11.59	(.20 )	—	(.20 )	68.16	20.49	36	1.46	1.46	(.06 )
9/30/2023	50.29	.01	6.47	6.48	—	—	—	56.77	12.85	31	1.46	1.46	.01
9/30/2022	85.92	(.34 )	(27.89)	(28.23)	—	(7.40)	(7.40)	50.29	(35.67)	27	1.46	1.46	(.51 )
9/30/2021	64.83	(.71 )	23.07	22.36	—	(1.27)	(1.27)	85.92	34.76	48	1.46	1.46	(.88 )
Class R-3:
9/30/2025	65.96	.03	4.14	4.17	(.27 )	—	(.27 )	69.86	6.35	680	1.30	1.30	.04
9/30/2024	54.93	.05	11.27	11.32	(.29 )	—	(.29 )	65.96	20.67	685	1.30	1.30	.09
9/30/2023	48.59	.09	6.25	6.34	—	—	—	54.93	13.03	611	1.31	1.31	.16
9/30/2022	83.16	(.23 )	(26.94)	(27.17)	—	(7.40)	(7.40)	48.59	(35.58)	587	1.31	1.31	(.35 )
9/30/2021	62.68	(.57 )	22.32	21.75	—	(1.27)	(1.27)	83.16	34.95	978	1.31	1.31	(.73 )
Class R-4:
9/30/2025	70.21	.23	4.42	4.65	(.45 )	—	(.45 )	74.41	6.67	558	1.00	1.00	.33
9/30/2024	58.42	.25	11.98	12.23	(.44 )	—	(.44 )	70.21	21.04	617	1.00	1.00	.38
9/30/2023	51.52	.27	6.63	6.90	—	—	—	58.42	13.35	585	1.01	1.01	.45
9/30/2022	87.46	(.04 )	(28.50)	(28.54)	—	(7.40)	(7.40)	51.52	(35.38)	583	1.01	1.01	(.05 )
9/30/2021	65.68	(.35 )	23.40	23.05	—	(1.27)	(1.27)	87.46	35.37	987	1.01	1.01	(.43 )
Class R-5E:
9/30/2025	71.69	.38	4.49	4.87	(.59 )	—	(.59 )	75.97	6.89	217.80		.80	.54
9/30/2024	59.64	.39	12.23	12.62	(.57 )	—	(.57 )	71.69	21.29	205.81		.81	.59
9/30/2023	52.58	.40	6.76	7.16	(.10 )	—	(.10 )	59.64	13.56	166.81		.81	.66
9/30/2022	88.94	.11	(29.07)	(28.96)	—	(7.40)	(7.40)	52.58	(35.24)	138.81		.81	.17
9/30/2021	66.64	(.19 )	23.76	23.57	—	(1.27)	(1.27)	88.94	35.63	188.80		.80	(.22 )
Class R-5:
9/30/2025	74.56	.46	4.67	5.13	(.65 )	—	(.65 )	79.04	6.98	270.70		.70	.64
9/30/2024	61.99	.46	12.74	13.20	(.63 )	—	(.63 )	74.56	21.41	296.71		.71	.68
9/30/2023	54.65	.47	7.02	7.49	(.15 )	—	(.15 )	61.99	13.68	288.71		.71	.75
9/30/2022	92.04	.18	(30.17)	(29.99)	—	(7.40)	(7.40)	54.65	(35.18)	288.70		.70	.25
9/30/2021	68.86	(.11 )	24.56	24.45	—	(1.27)	(1.27)	92.04	35.77	510.71		.71	(.13 )
Class R-6:
9/30/2025	73.76	.51	4.61	5.12	(.69 )	—	(.69 )	78.19	7.04	31,296.65		.65	.71
9/30/2024	61.34	.50	12.58	13.08	(.66 )	—	(.66 )	73.76	21.46	26,519.66		.66	.74
9/30/2023	54.08	.50	6.95	7.45	(.19 )	—	(.19 )	61.34	13.76	20,160.66		.66	.82
9/30/2022	91.12	.23	(29.87)	(29.64)	—	(7.40)	(7.40)	54.08	(35.15)	16,261.65		.65	.33
9/30/2021	68.15	(.06 )	24.30	24.24	—	(1.27)	(1.27)	91.12	35.84	19,437.66		.66	(.07 )
Refer to the end of the table(s) for footnote(s).

41	SMALLCAP World Fund

Financial highlights (continued)

	Year ended September 30,
	2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes[11]	41%	32%	29%	32%	30%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[9]	Not annualized.
[10]	Annualized.
[11]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

SMALLCAP World Fund	42

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of SMALLCAP World Fund, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of SMALLCAP World Fund, Inc. (the “Fund”), including the investment portfolio, as of September 30, 2025, the related statement of operations for the year then ended,  statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
November 10, 2025
We have served as the auditor of one or more American Funds investment companies since 1956.

43	SMALLCAP World Fund

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended September 30, 2025:
Foreign taxes	$0.13 per share
Foreign source income	$0.62 per share
Qualified dividend income	$678,337,000
Section 199A dividends	$2,579,000
Section 163(j) interest dividends	$97,210,000
Corporate dividends received deduction	$155,111,000
U.S. government income that may be exempt from state taxation	$68,231,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

SMALLCAP World Fund	44

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the directors’ deferred compensation disclosure in the notes to financial statements.

45	SMALLCAP World Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through November 30, 2026. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through March 31, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with, and compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

SMALLCAP World Fund	46

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

47	SMALLCAP World Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the directors' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent director candidates to the full board of directors. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP World Fund, Inc.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: November 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: November 28, 2025

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: November 28, 2025